As filed with the Securities and Exchange Commission on or about August 30, 2002
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-14

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933

        Pre-Effective Amendment No.
                                                                          [_]
                                  ---
        Post-Effective Amendment No. ___
                                                                          [_]

        (Check Appropriate Box or Boxes)


                            NUVEEN INVESTMENT TRUST
        (Exact Name of Registrant as Specified in Declaration of Trust)

      Registrant's Telephone Number, Including Area Code: (312) 917-7700

                333 West Wacker Drive, Chicago, Illinois 60606
                   (Address of Principal Executive Offices)


                    Name and Address of Agent for Service:
                                                       Copies to:
                   Gifford R. Zimmerman--Vice President and
                                                      Eric F. Fess
                                   Secretary
                                                   Chapman and Cutler
                             333 West Wacker Drive
                                                      111 W. Monroe
                            Chicago, Illinois 60606
                                                 Chicago, Illinois 60603
                    (Name and Address of Agent for Service)

   Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

   The title of the securities being registered is Class R Shares of the Nuveen NWQ Multi-Cap Value Fund. No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

================================================================================
   The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                           PBHG SPECIAL EQUITY FUND

                                a Portfolio of
                                  PBHG FUNDS
                                P.O. Box 219534
                          Kansas City, Missouri 64121

                                                               October   , 2002

Dear Shareholder:

   Enclosed is a combined proxy statement and prospectus seeking your approval of two proposals. Both proposals arise from the recent acquisition by The John Nuveen Company of the investment advisory business of NWQ Investment Management Company, which serves as the investment subadvisor to PBHG Special Equity Fund ("Special Equity Fund").

   Proposal 1 seeks your approval of a new investment sub-advisory agreement that will allow NWQ Investment Management Company to continue to serve as the sub-adviser to Special Equity Fund. Under the Investment Company Act of 1940, the acquisition of NWQ Investment Management Company by The John Nuveen Company automatically terminated the investment sub-advisory agreement pursuant to which NWQ Investment Management Company provided services to Special Equity Fund. NWQ Investment Management Company currently acts as sub-adviser to Special Equity Fund pursuant to an interim sub-advisory agreement that will
expire on December   , 2002. The terms of the new investment sub-advisory
agreement that you are asked to approve are identical to those contained in the sub-advisory agreement that was terminated as a result of the acquisition. After careful consideration, the Board of Trustees unanimously approved the new investment sub-advisory agreement and recommends that you vote FOR Proposal 1 after carefully reviewing the enclosed materials.

   Proposal 2 seeks your approval of a proposed combination of Special Equity Fund with Nuveen NWQ Multi-Cap Value Fund ("Multi-Cap Value Fund"), an investment portfolio of Nuveen Investment Trust, a Massachusetts business trust ("Nuveen Trust"). The combination of the funds is being proposed in connection with The John Nuveen Company's acquisition of NWQ Investment Management Company with a view toward increasing the assets of Special Equity Fund by making it part of the Nuveen family of mutual funds. Nuveen Institutional Advisory Corp. will serve as investment adviser to Multi-Cap Value Fund, and NWQ Investment Management Company will serve as sub-adviser. Multi-Cap Value Fund has the same investment objective as Special Equity Fund and has investment policies and limitations that are essentially the same as those of Special Equity Fund. The projected annual operating expenses of Multi-Cap Value Fund, expressed as a percentage of fund assets, are expected to be lower than those of Special Equity Fund. Special Equity Fund shareholders may also benefit from the ability to exchange their shares for shares of other funds in the Nuveen family of mutual funds. In the event Special Equity Fund shareholders do not approve the proposed combination, NWQ Investment Management Company has indicated that it would evaluate alternative courses of action, including possible resignation as sub-adviser to the Special Equity Fund, in light of the potential overlap between the Special Equity Fund and the Multi-Cap Value Fund.

   The Board of Trustees has unanimously concluded that combining Special Equity Fund with Multi-Cap Value Fund would serve the best interests of Special Equity Fund and its shareholders. The accompanying document describes the proposed transaction and the investment policies, operating expenses and performance history of the two funds for your evaluation. After careful consideration, the Board of Trustees recommends that you vote FOR Proposal 2 after carefully reviewing the enclosed materials.

   Your vote is important. Please take a moment now to sign and return your proxy card in the enclosed postage paid return envelope. If we do not hear from you after a reasonable amount of time you may receive a telephone call from our proxy solicitor, reminding you to vote your shares. You may also grant a proxy to vote your shares on the web at [http://www.proxyvote.com] by following the instructions that appear on the enclosed proxy insert, or by calling the telephone number printed on your proxy card and following the instructions provided.

                                          Sincerely,

                                          Harold J. Baxter
                                          Chairman

                           PBHG SPECIAL EQUITY FUND

                                a Portfolio of
                                  PBHG FUNDS
                                P.O. Box 219534
                          Kansas City, Missouri 64121

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        To Be Held on December 5, 2002

   TO THE SHAREHOLDERS OF PBHG SPECIAL EQUITY FUND:

   NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Special Meeting") of PBHG Special Equity Fund ("Special Equity Fund"), an investment portfolio of PBHG Funds, ("PBHG Funds"), will be held at the offices of Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, Pennsylvania, 19087, on December 5, 2002, at 10:00 a.m., Eastern time, for the following purposes:

    1. To approve a new investment sub-advisory agreement among PBHG Funds, acting on behalf of Special Equity Fund, Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management Company, LLC, pursuant to which NWQ Investment Management Company, LLC will continue to act as sub-adviser to Special Equity Fund.

    2. To approve the transfer of a portfolio of PBHG Funds, Special Equity Fund, into Nuveen Investment Trust ("Nuveen Trust") as a new portfolio named Nuveen NWQ Multi-Cap Value Fund ("Multi-Cap Value Fund"). This action requires shareholder approval of an Agreement and Plan of Reorganization (the "Plan of Reorganization") between PBHG Funds acting on behalf of Special Equity Fund and Nuveen Trust acting on behalf of Multi-Cap Value Fund.

       Pursuant to the Plan of Reorganization, all of the assets of Special Equity Fund (other than those required to discharge Special Equity Fund's obligations) will be transferred to Nuveen Trust. Upon such transfer, Nuveen Trust will issue Class R shares of Multi-Cap Value Fund to Special Equity Fund for distribution to Special Equity Fund's shareholders. Special Equity Fund will then make a liquidating distribution of the Multi-Cap Value Fund Class R shares so received to shareholders of Special Equity Fund. Each Special Equity Fund shareholder will receive a number of Multi-Cap Value Fund Class R shares with an aggregate net asset value equal to that of his or her shares of Special Equity Fund. As soon as is reasonably practicable after the transfer of its assets, Special Equity Fund will pay or make provision for payment of all its liabilities. Special Equity Fund will then terminate its existence as a separate series of PBHG Funds and its outstanding shares will be cancelled.

    3. To transact any other business, not currently contemplated, that may properly come before the Special Meeting.

   Shareholders of record as of the close of business on September 12, 2002, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

   You are invited to attend the Special Meeting, but if you cannot do so, please complete and return in the enclosed envelope the accompanying proxy, which is being solicited by the management of PBHG Funds, as promptly as possible. This is important for the purpose of ensuring a quorum at the Special Meeting. You may also grant a proxy to vote your shares by calling the telephone number on your proxy card, or on the Internet at [http://www.proxyvote.com.] You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy, by giving written notice of revocation to PBHG Funds at any time before the proxy is exercised or by voting in person at the Special Meeting.

                                          John M. Zerr
                                          Vice President and Secretary

October   , 2002

                           PBHG SPECIAL EQUITY FUND

                                a Portfolio of
                                  PBHG FUNDS
                                P.O. Box 219534
                          Kansas City, Missouri 64121
                           Toll Free: (800) 433-0051

                        NUVEEN NWQ MULTI-CAP VALUE FUND

                                a Portfolio of
                            NUVEEN INVESTMENT TRUST
                              333 West Wacker Dr.
                            Chicago, Illinois 60606

                           Telephone: (312) 917-7700

                    Combined Proxy Statement and Prospectus

                            Dated: October   , 2002

   This document is being furnished to you in connection with the Special Meeting of Shareholders of PBHG Special Equity Fund ("Special Equity Fund"), an investment portfolio of PBHG Funds ("PBHG Funds"), to be held on December 5, 2002 (the "Special Meeting").

   At the Special Meeting you will be asked to consider and approve a new investment sub-advisory agreement (the "New Sub-Advisory Agreement") among PBHG Funds, acting on behalf of Special Equity Fund, Pilgrim Baxter & Associates, Ltd., and NWQ Investment Management Company, LLC ("NWQ Investment Management"). Pursuant to this agreement, NWQ Investment Management will continue to provide investment sub-advisory services to Special Equity Fund. The Board of Trustees of PBHG Funds has unanimously approved the New Sub-Advisory Agreement and recommends that you vote FOR approval of the New Sub-Advisory Agreement.

   You will also be asked to consider and approve an Agreement and Plan of Reorganization (the "Plan of Reorganization") between PBHG Funds, acting on behalf of Special Equity Fund and Nuveen Investment Trust ("Nuveen Trust"), acting on behalf of Nuveen NWQ Multi-Cap Value Fund ("Multi-Cap Value Fund"). The Plan of Reorganization provides for the combination of Special Equity Fund with Multi-Cap Value Fund. The investment objective of Multi-Cap Value Fund and Special Equity Fund are the same. Each seeks long-term capital appreciation. Nuveen Institutional Advisory Corp. ("NIAC"), will serve as investment adviser and NWQ Investment Management will serve as sub-adviser to Multi-Cap Value Fund. Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), serves as investment adviser and NWQ Investment Management serves as sub-adviser to Special Equity Fund. See "Comparison of Investment Objectives, Policies and Restrictions." The Board of Trustees of PBHG Funds has unanimously approved the Plan of Reorganization as being in the best interests of Special Equity Fund shareholders and recommends that you vote FOR approval of the Plan of Reorganization.

   This Combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") sets forth concisely the information that you should know before voting on the New Sub-Advisory Agreement and the Plan of Reorganization. It should be read and retained for future reference. A Statement of Additional Information dated
October   , 2002 concerning the matters described in this Proxy
Statement/Prospectus is available, without charge, upon written request to Nuveen Trust at the address shown above, or by calling [insert toll-free telephone number].

   The current Prospectus of Special Equity Fund, dated July 29, 2002 (the "Special Equity Fund Prospectus"), together with the related Statement of Additional Information also dated July 29, 2002, are on file with the Securities and Exchange Commission (the "SEC") and are incorporated by reference herein. Copies of these documents are available without charge upon written request to PBHG Funds at the address shown above, or by calling (800)
433-0051. The current prospectus of Multi-Cap Value Fund dated       , 2002
("Multi-Cap Value Fund Prospectus") and the related Statement of Additional
Information also dated       , 2002 have been filed with the SEC and are
incorporated by reference herein. Copies of these documents are available without charge upon written request to Nuveen Trust at the address shown above, or by calling [insert toll-free telephone number]. A copy of the Multi-Cap Value Fund Prospectus is attached as Appendix II to this Proxy Statement/Prospectus. The SEC maintains a website at http://www.sec.gov that contains the prospectuses and statements of additional information described above, material incorporated by reference, and other information about Nuveen Trust and PBHG Funds. You can obtain additional information about Special Equity Fund at http://www.pbhgfunds.com and Multi-Cap Value Fund at http://www.nuveen.com.

   The SEC has not approved or disapproved these securities or determined whether the information in this Proxy Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                           [End of Front Cover Page]

                               TABLE OF CONTENTS

                                                                                              Page
                                                                                              ----
INTRODUCTION.................................................................................   7

PROPOSAL 1: APPROVAL OF THE NEW SUB-ADVISORY AGREEMENT.......................................   8
   Summary...................................................................................   8
   Assignment of Former Investment Sub-Advisory Agreement and Approval of Interim Investment
     Sub-Advisory Agreement..................................................................   8
   New Sub-Advisory Agreement................................................................   8
   Transfers of Control of an Investment Adviser under the 1940 Act..........................   9
   Limitations on Liability..................................................................   9
   Continuance and Renewal...................................................................   9
   The Prior Sub-Advisory Agreement..........................................................  10
   NWQ Investment Management Company.........................................................  10
   Action Requested..........................................................................  10

PROPOSAL 2: THE REORGANIZATION...............................................................  11
   Summary...................................................................................  11
   Reasons for the Reorganization............................................................  11
   Comparison of Multi-Cap Value Fund and Special Equity Fund................................  12
   Risk Factors..............................................................................  14
   Comparison Of Investment Objectives, Policies and Portfolio Managers......................  15
   Additional Information About the Plan of Reorganization...................................  16
   Capitalization............................................................................  18
   Federal Tax Consequences..................................................................  18
   Additional Information About the Funds....................................................  20
   Information Incorporated by Reference.....................................................  24
   Action Requested..........................................................................  25

OWNERSHIP OF SPECIAL EQUITY FUND SHARES......................................................  25
   Significant Holders.......................................................................  25
   Ownership of Trustees and Officers........................................................  25

LEGAL MATTERS................................................................................  25

FINANCIAL STATEMENTS.........................................................................  25

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION................................  25

           APPENDIX I.......... Agreement and Plan of Reorganization
           APPENDIX II Prospectus of Nuveen NWQ Multi-Cap Value Fund

                                 INTRODUCTION

   This Proxy Statement/Prospectus is furnished to you in connection with the solicitation of proxies by the PBHG Funds' Board of Trustees for use at the Special Meeting of Shareholders of Special Equity Fund to be held at the offices of Pilgrim Baxter & Associates, Ltd.("Pilgrim Baxter"), 1400 Liberty Ridge Drive, Wayne, Pennsylvania, 19087, on December 5, 2002, at 10:00 a.m., Eastern time. That meeting and any adjournments thereof are referred to as the "Special Meeting."

   We expect to solicit proxies principally by mail, but we may also solicit proxies by telephone, facsimile, telegraph or personal interview. Our officers will not receive any additional or special compensation for solicitation activities. We have also engaged the services of Georgeson Shareholder Communications, Inc. to assist in the solicitation of proxies. We estimate that the cost of shareholder solicitation will be approximately $3,000. Those costs will be paid by Old Mutual US Holdings, Inc. ("Old Mutual"), the parent company of Pilgrim Baxter, or by its affiliates.

   All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions they contain. If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the New Sub-Advisory Agreement and FOR the proposal to approve the Plan of Reorganization, and in accordance with management's recommendation on other matters. The presence in person or by proxy of one-third of the outstanding shares of Special Equity Fund entitled to vote at the Special Meeting will constitute a quorum.

   At the Special Meeting, approval of the New Sub-Advisory Agreement and approval of the combination of Special Equity Fund with Multi-Cap Value Fund (the "Reorganization") requires the affirmative vote of a majority of the outstanding voting securities of Special Equity Fund. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the vote of a majority of outstanding voting securities of Special Equity Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of Special Equity Fund present at the meeting or represented by proxy if the holders of more than 50% of the outstanding shares of Special Equity Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of Special Equity Fund.

   Abstentions and broker non-votes will be counted as shares present at the Special Meeting for quorum purposes but will be considered votes against approval of the proposals at the Special Meeting. Broker non-votes arise from a proxy returned by a broker holding shares for a customer that indicates that the broker has not been authorized by the customer to vote on a proposal. If you return a proxy, you may revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of PBHG Funds. In addition, although mere attendance at the Special Meeting will not revoke a proxy, if you attend the Special Meeting, you may revoke your proxy by requesting a ballot and voting in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

   Shareholders of record as of the close of business on September 12, 2002 (the "Record Date"), are entitled to vote at the Special Meeting. On the Record
Date, there were outstanding        shares of Special Equity Fund. Each share
held entitles a shareholder to one vote for each dollar of net asset value of shares held by the shareholder.

   We intend to mail this Proxy Statement/Prospectus and the accompanying proxy
on or about October   , 2002.

            PROPOSAL 1: APPROVAL OF THE NEW SUB-ADVISORY AGREEMENT

Summary

   Due to the acquisition by The John Nuveen Company of NWQ Investment Management Company from Old Mutual, the Prior Sub-Advisory Agreement automatically terminated. An Interim Sub-Advisory Agreement currently allows NWQ Investment Management to provide sub-advisory services to Special Equity Fund for a period of up to 150 days from the date of termination of the Prior Sub-Advisory Agreement. The Board of Trustees of PBHG Funds has approved, and is seeking shareholder approval of, a New Sub-Advisory Agreement. The terms of the New Sub-Advisory Agreement are identical to the Prior Sub-Advisory Agreement and will allow NWQ Investment Management to provide sub-advisory services to Special Equity Fund for an initial term of two years, or until the closing of the Reorganization as described below in Proposal 2.

Assignment of Former Investment Sub-Advisory Agreement and Approval of Interim Investment Sub-Advisory Agreement

   On August 1, 2002, The John Nuveen Company acquired NWQ Investment Management Company from Old Mutual. The acquisition was effected by merging NWQ Investment Management Company, a Massachusetts corporation, with and into a newly-created Delaware limited liability company now called NWQ Investment Management Company, LLC ("NWQ Investment Management"). The John Nuveen Company is the sole member of NWQ Investment Management Company, LLC.

   The acquisition of NWQ Investment Management by The John Nuveen Company resulted in an "assignment," as that term is defined in the 1940 Act, of Special Equity Fund's Investment Sub-Advisory Agreement with NWQ Investment Management Company (the "Prior Sub-Advisory Agreement"). As the 1940 Act requires, the Prior Sub-Advisory Agreement automatically terminated upon its assignment.

   As an interim measure to avoid any lapse in investment advisory services to Special Equity Fund, PBHG Funds and Pilgrim Baxter entered into an Interim Sub-Advisory Agreement with NWQ Investment Management. Under the terms of the Interim Sub-Advisory Agreement NWQ Investment Management continues to provide sub-advisory services to Special Equity Fund.

   The Interim Sub-Advisory Agreement will remain in effect for a period of up to 150 days from the date of termination of the Prior Sub-Advisory Agreement. All compensation NWQ Investment Management earns under the Interim Investment Management Agreement is being held in an interest-bearing escrow account pending shareholder approval of a new Investment Sub-Advisory Agreement (the "New Sub-Advisory Agreement"). If shareholders approve the proposed New Sub-Advisory Agreement, the amount held in the escrow account, plus interest, will be paid to NWQ Investment Management. If shareholders do not approve the proposed New Sub-Advisory Agreement, NWQ Asset Management will receive the lesser of the costs it incurred in performing its services under the Interim Sub-Advisory Agreement or the amount in the escrow account, plus accrued interest.

New Sub-Advisory Agreement

   The Board of Trustees of PBHG Funds has approved, subject to shareholder approval, the New Sub-Advisory Agreement. When considering the New Sub-Advisory Agreement, the Board of Trustees evaluated the nature and quality of the services provided by NWQ Investment Management under the Prior Sub-Advisory Agreement and concluded that Special Equity Fund would benefit from NWQ Investment Management's continued service as sub-adviser. The Sub-advisory services to be provided by NWQ Investment Management pursuant to the New Sub-Advisory Agreement, and the fees to be paid to NWQ Investment Management for those services, are the same as those under the Prior Sub-Advisory Agreement. The New Sub-Advisory Agreement is being submitted to shareholders of Special Equity Fund for approval as required by the 1940 Act.

   As described below in Proposal 2, the Board of Trustees of PBHG Funds has recommended the approval of an Agreement and Plan of Reorganization which provides for the reorganization of Special Equity Fund with

Multi-Cap Value Fund. If shareholders approve that Reorganization, the New Sub-Advisory Agreement will only be in effect during the period after the Special Meeting until the closing of the Reorganization. If shareholders do not approve the Reorganization, the New Sub-Advisory Agreement will remain in effect in accordance with its terms.

Transfers of Control of an Investment Adviser under the 1940 Act

   Section 15(f) of the 1940 Act provides that an investment adviser to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors or trustees of the investment company cannot be "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act) of the new investment adviser or its predecessor, and (2) an unfair burden may not be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto.

   Consistent with the first condition of Section 15(f), The John Nuveen Company has agreed that, for a period of three years after the closing of its acquisition of NWQ Investment Management, it will not take or recommend any action that would cause more than 25% of the Board of Trustees of Special Equity Fund or Multi-Cap Value Fund to be interested persons of The John Nuveen Company or any of its affiliated entities.

   With respect to the second condition of Section 15(f), an unfair burden on an investment company is defined to include any arrangement during the two-year period after any such transaction occurs whereby the manager or investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation from the investment company of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services.

   The John Nuveen Company has also agreed not to take or recommend any action that would constitute an unfair burden on the Special Equity Fund or Multi-Cap Value Fund within the meaning of Section 15(f). In this regard, the sub-advisory fee level received by NWQ Investment Management under the New Sub-Advisory Agreement will be the same as that provided under the Prior Sub-Advisory Agreement.

Limitations on Liability

   The New Sub-Advisory Agreement provides certain limitations on NWQ
Investment Management's liability, but also provides that NWQ Investment Management shall not be protected against any liability to Special Equity Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder. The same provision was included in the Prior Sub-Advisory Agreement.

Continuance and Renewal

   The continuance of the New Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by PBHG Funds' Board of Trustees or by vote of a majority of Special Equity Fund's outstanding voting securities and (ii) by the affirmative vote of a majority of the trustees who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The New Sub-Advisory Agreement may be terminated (i) by Special Equity Fund at any time, without the payment of any penalty by the vote of a majority of trustees of the PBHG Funds or by the vote of a majority of the outstanding voting securities of Special Equity Fund, (ii) by Pilgrim Baxter at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by NWQ Investment Management at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The New Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act). The same provisions were included in the Prior Sub-Advisory Agreement.

The Prior Sub-Advisory Agreement

   PBHG Funds, on behalf of the PBHG Special Equity Fund, and Pilgrim Baxter entered into the Prior Sub-Advisory Agreement with NWQ Investment Management on October 23, 2001. The Prior Sub-Advisory Agreement was last submitted to a vote of the initial Special Equity Fund shareholder on December 12, 2001, for initial approval.

   The Prior Sub-Advisory Agreement obligated NWQ Investment Management to:

  . manage the investment operations of the Special Equity Fund and the composition of Special Equity Fund's investment portfolios, including the purchase, retention and disposition thereof in accordance with Special Equity Fund's investment objective, policies and limitations; and

  . provide supervision of Special Equity Fund's investments and to determine from time to time what investments and securities would be purchased, retained or sold by the Special Equity Fund and what portion of the assets would be invested or held uninvested in cash.

For the services provided pursuant to the Prior Sub-Advisory Agreement, NWQ Investment Management is entitled to receive from Pilgrim Baxter a sub-advisory fee that is computed and paid monthly at an annual rate prior to September 25, 2002, of 0.85% on the assets transferred to Special Equity Fund as a result of the reorganization of the NWQ Special Equity Portfolio into Special Equity Fund (so called "Legacy Assets") and a fee of 0.425% on non-Legacy Assets (in each instance net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by Pilgrim Baxter in respect of the Portfolio); and after September 25, 2002, a fee at an annual rate of 0.50% of the Portfolio's average net assets (net of 50% of any waivers, reimbursement payments, supermarket fees and alliance fees, waived, reimbursed or paid by Pilgrim Baxter in respect of the Portfolio).

NWQ Investment Management

   The John Nuveen Company is the sole member of the newly formed Delaware limited liability company, NWQ Investment Management. The John Nuveen Company, as the sole managing member, has appointed an Executive Committee of NWQ Investment Management which is responsible for overseeing the day-to-day affairs of NWQ Investment Management. In addition, The John Nuveen Company has appointed certain officers of NWQ Investment Management. The members of the executive committee are Michael Mendez, Jon Bosse and Ted Friedel. Mr. Mendez serves as the President; Mr. Bosse as the Chief Investment Officer; and Mr. Friedel as the Managing Director of NWQ Investment Management. The address of each such officer is 2049 Century Park East, 4th Floor, Los Angeles, California 90067. The John Nuveen Company, through various affiliates, manages over $70 billion in assets for clients in separate accounts, registered investment companies and other collective investment vehicles.

Action Requested

   Based upon its review of all of the information provided, the consideration of the factors described above and such other factors it considered relevant, the Board has determined that the New Sub-Advisory Agreement is in the best interests of Special Equity Fund and its shareholders. Accordingly, the Board of Trustees of PBHG Funds, including the independent trustees by unanimous vote, approved the New Sub-Advisory Agreement and recommends that the shareholders of Special Equity Fund vote FOR the New Sub-Advisory Agreement with NWQ Investment Management.

                        PROPOSAL 2: THE REORGANIZATION

Summary

   The Reorganization will result in the combination of Special Equity Fund with Multi-Cap Value Fund. Special Equity Fund is a portfolio of PBHG Funds, a Delaware business trust. Multi-Cap Value Fund is a newly created portfolio of Nuveen Investment Trust, a Massachusetts business trust.

   If the shareholders of Special Equity Fund approve the Plan of Reorganization and other closing conditions are satisfied, all of the assets of Special Equity Fund (other than those required to discharge Special Equity Fund's obligations) will be transferred to Multi-Cap Value Fund. Upon such transfer, Nuveen Trust will issue Class R shares of Multi-Cap Value Fund to PBHG Funds for distribution to Special Equity Fund's shareholders. Each shareholder of Special Equity Fund will receive a number of Multi-Cap Value Fund shares with an aggregate net asset value equal to that of his or her shares of Special Equity Fund. As soon as is reasonably practicable after the transfer of its assets, Special Equity Fund will pay or make provision for payment of all its liabilities. Special Equity Fund will then terminate its existence as a separate series of PBHG Funds, and its outstanding shares will be cancelled pursuant to an amendment to PBHG Funds' Agreement and Declaration of Trust. A copy of the Plan of Reorganization is attached as Appendix I to this Proxy Statement/Prospectus. See "Additional Information About the Plan of Reorganization" below.

   Shareholders will not pay any sales charge for shares of Multi-Cap Value Fund received in connection with the Reorganization. PBHG Funds will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP, to the effect that the Reorganization will constitute a tax-free reorganization for Federal income tax purposes. Thus, shareholders will not have to pay Federal income taxes as a result of the Reorganization. See "Additional Information About the Plan of Reorganization--Federal Tax Consequences" below.

   Multi-Cap Value Fund is a portfolio of Nuveen Trust, an open-end series management investment company registered under the 1940 Act. The principal offices of Nuveen Trust are located at 333 West Wacker Drive, Chicago, Illinois, 60606 [telephone: (312) 917-7700.]

Reasons for the Reorganization

   The Board of Trustees of PBHG Funds, including each of the independent trustees, has determined that the reorganization of Special Equity Fund into Multi-Cap Value Fund is in the best interests of Special Equity Fund and its shareholders and that the interests of Special Equity Fund shareholders will not be diluted as a result of the Reorganization.

   Nuveen Institutional Advisory Corp. ("NIAC") and NWQ Investment Management proposed the combination of Multi-Cap Value Fund and Special Equity Fund in connection with the acquisition of NWQ Investment Management by The John Nuveen Company.Multi-Cap Value Fund has the same investment objective as Special Equity Fund and the investment policies and limitations of the two funds are essentially the same. NWQ Investment Management, the sub-adviser for Special Equity Fund, serves as sub-adviser to Multi-Cap Value Fund.

   In evaluating the proposed Reorganization, PBHG Funds' Board of Trustees considered a number of factors, including:

  . The similarity of the investment objective and principal investment strategies of the two funds.

  .  The anticipated continuity of investment management.

  .  The comparative expenses of the two funds.

  .  The tax-free nature of the Reorganization for Federal income tax purposes.

  . The undertaking by Old Mutual to bear the expenses of the Reorganization directly or through its affiliates.

   NIAC and NWQ Investment Management proposed the Reorganization with a view toward increasing the assets of Special Equity Fund by making it part of the Nuveen family of mutual funds. Nuveen has broad access to mutual fund distribution channels, significant sales and marketing resources, and strong brand equity. The total annual operating expenses of Multi-Cap Value Fund Class R shares, expressed as a percentage of assets, are initially projected to be lower than the current total annual fund operating expenses of Special Equity Fund. Additionally, NIAC has agreed to waive management fees or reimburse expenses for a two year period ending on the second anniversary date of the Reorganization (expected to occur on December 7, 2004), so that total Multi-Cap Value Fund operating expenses (excluding 12b-1 fees) do not exceed Special Equity Fund's total operating expenses net of any waivers and/or reimbursements in effect at the time of the Reorganization. The increased assets that may be associated with sales of additional shares of Multi-Cap Value Fund may benefit Special Equity Fund shareholders by creating economies of scale that may result in lower expense ratios and a more stable base of assets for management. Special Equity Fund shareholders may also benefit from the ability to exchange their shares for shares of other funds in the Nuveen family of mutual funds. In the event Special Equity Fund shareholders do not approve the Reorganization, NWQ Investment Management has indicated that it would evaluate alternative courses of action, including possible resignation as sub-adviser to the Special Equity Fund, in light of the potential overlap between the Special Equity Fund and the Multi-Cap Value Fund.

   After considering these factors, the Board concluded that the proposed Reorganization is in the best interests of Special Equity Fund shareholders. For additional information concerning the deliberations of the Board of Trustees on the Plan of Reorganization see "Additional Information About the Plan of Reorganization."

Comparison of Multi-Cap Value Fund and Special Equity Fund

  Investment Objective and Policies

   The investment objective of Multi-Cap Value Fund is the same as that of Special Equity Fund. Each seeks long-term capital appreciation. Multi-Cap Value Fund will follow the investment strategies that are essentially the same as those used by Special Equity Fund to achieve its investment objective.

  Investment Advisory Services

   Pilgrim Baxter is the investment adviser, and NWQ Investment Management is the sub-adviser, to Special Equity Fund. NIAC will serve as investment adviser to Multi-Cap Value Fund and NWQ Investment Management will serve as the sub-adviser to Multi-Cap Value Fund. NIAC and NWQ Investment Management expect that the same team of investment professionals that manages Special Equity Fund will continue to manage Multi-Cap Value Fund after the Reorganization. For more information concerning the investment advisory services provided to Multi-Cap Value Fund by NIAC and NWQ Investment Management, and the fees they receive for those services, see "Additional Information About the Funds--Investment Management."

  Sales Charges

   No sales charges are applicable to the Reorganization.

  Performance

   Average total returns for the periods indicated for PBHG Class shares of Special Equity Fund are shown below. The table also compares the average annual returns of Special Equity Fund to those of a broad based securities market index. The year to date performance for Special Equity Fund for the calendar quarter ended September 30, 2002, was ___%. Past performance cannot guarantee comparable future results.

   [Performance Bar Chart to be inserted here]

                         AVERAGE ANNUAL TOTAL RETURNS

                     Special Equity Fund PBHG Class Shares
                   (For the period ended December 31, 2001)

                                                                        1 Year  Life of Fund/(1)/
                                                                        ------  ----------------
Return Before--Taxes...................................................   6.09%      10.66%
Return After--Taxes on Distributions...................................   4.16%       9.62%
Return After--Taxes on Distributions and Sale of Fund Shares...........   4.52%       8.49%
S&P 500 Index/(2)/ (reflects no deductions for fees, expenses or taxes) -11.88%       7.02%

--------
(1)Inception date for Special Equity Fund is November 4, 1997, and index comparisons began on October 31, 1997.
(2)S&P 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks and 20 transportation stocks. The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance.

   After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or certain individual retirement accounts.

  Operating Expenses

   The shares of Special Equity Fund are a no-load investment, which means there are no fees or charges to buy or sell shares, to reinvest dividends or to exchange into other funds. Multi-Cap Value Fund Class R shares that will be issued to Special Equity Fund shareholders in connection with the Reorganization are sold without imposition of a front-end or contingent sales charge. Additional shares of Multi-Cap Value Fund purchased by Special Equity Fund shareholders will likewise be sold without imposition of a front-end or contingent sales charge.

   A mutual fund's annual operating expenses are deducted from fund assets. Therefore, shareholders indirectly pay the fund's annual operating expenses. Information on the annual operating expenses of PBHG Class shares of Special Equity Fund, based upon those incurred in its most recent fiscal year, is shown below. Pro forma estimated expenses of Multi-Cap Value Fund shares to be issued to Special Equity Fund shareholders, giving effect to the Reorganization, are also provided. Multi-Cap Value Fund will not have made a public offering of its shares, and will have only nominal assets, prior to completion of the Reorganization.

                                            Special Equity  Multi-Cap Value
                                            Fund PBHG Class   Fund Class R
                                                Shares      Shares Pro Forma
                                            --------------- ----------------
    Management fees........................       1.00%          0.85%
    Other expenses.........................       1.21%          0.35%
    Total annual fund operating expenses...       2.21%(1)       1.20%(2)
    Fee Waiver and/or Expense Reimbursement     0.71%//          0.00%
    Net Expenses...........................       1.50%          1.20%

--------
(1)Pilgrim Baxter has contractually agreed to limit the expenses of Special Equity Fund to the extent necessary to keep its total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.50% of average daily net assets for PBHG Class shares.
(2)NIAC has contractually agreed to waive its fees and limit the expenses of Multi-Cap Value Fund to the extent necessary to keep its total expenses (excluding any 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.50% of its average daily net assets through December 7, 2004. For more information on the fees paid to NIAC, see "Additional Information About the Funds--Investment Management."

  Hypothetical Example of Effect of Expenses

   This example can help you to compare the cost of investing in the funds to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the funds for the periods shown and then redeem all of your shares at the end of those periods. The example also assumes that you earned a 5% return on your investment each year, that you reinvested all of your dividends and distributions and that you paid the net expenses stated above for the one year period and the total expenses (which do not reflect any expense limitations) for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               ONE  THREE FIVE    TEN
                                               YEAR YEARS YEARS  YEARS
                                               ---- ----- ------ ------
        Special Equity Fund PBHG Class........ $153 $623  $1,120 $2,489
        Special Equity Fund Advisor Class..... $178 $699  $1,247 $2,743
        Multi-Cap Value Fund Class R Pro Forma $    $     $      $

  Distribution; Purchase, Exchange and Redemption

   Shares of Special Equity Fund are distributed by PBHG Fund Distributors. Shares of Multi-Cap Value Fund are to be distributed by Nuveen Investments.

   PBHG Funds does not charge distribution or service fees to the Special Equity Fund for the PBHG Class of shares currently offered. PBHG Funds generally permits exchanges between like classes of shares of all of their funds. An exchange of fund shares generally is taxable for Federal income tax purposes. PBHG Funds permits systematic withdrawals from their funds. If you have a systematic withdrawal plan in effect for Special Equity Fund, it will automatically be carried over to Multi-Cap Value Fund.

   The Multi-Cap Value Fund has adopted a distribution and service plan under which Class B and Class C shares will be subject to an annual distribution fee of 0.75% of average daily net assets, and Class A, Class B and Class C shares will be subject to an annual service fee of 0.25% of average daily net assets. Class R shares are not subject to either the distribution fee or service fee. Like PBHG Funds, the Multi-Cap Value Fund generally permits exchanges between like classes of shares of other Nuveen funds. Nuveen permits systematic withdrawals from their funds if the value of your fund account is at least $10,000. The Multi-Cap Value Fund Prospectus attached to this Proxy Statement/Prospectus contains a more detailed discussion of the share purchase, redemption and exchange procedures for Multi-Cap Value Fund.

  Further Information

   Additional information concerning Multi-Cap Value Fund is contained in this Proxy Statement/Prospectus and in the Multi-Cap Value Fund Prospectus that is attached hereto as Appendix II. Further information concerning Special Equity Fund can also be found in the Special Equity Fund Prospectus. The cover page describes how you may obtain further information.

Risk Factors

   Because Special Equity Fund and Multi-Cap Value Fund have the same investment objective and investment policies that are essentially the same, the risks of an investment in the funds are similar. The risks associated with ownership of Multi-Cap Value Fund shares are described below.

   Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. In addition, the fund's value-oriented investment style may not be successful in realizing the fund's investment objective. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the fund. Because of these and other risks, you should consider an investment in the fund to be a long-term investment.

   Market risk: As a mutual fund investing all or a portion of its assets in stocks, the funds are subject to market risk. Market risk is the risk that a particular stock, an industry, or stocks in general may fall in value. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, management decisions, decreased demand for an issuer's products or services, increased production costs, general economic conditions, interest rates, currency exchange rate changes, investor perceptions and market liquidity.

   Foreign investment risk: Securities of foreign issuers (which are limited to 35% of total assets for the fund) present risks beyond those of domestic securities. The prices of foreign securities can be more volatile than U.S. stocks due to such factors as political or economic instability, less publicly available information, exchange rate changes, relatively low market liquidity and the potential lack of strict financial, regulatory and accounting controls and standards.

   Small and medium-sized company risk: Small and medium sized company securities generally involve greater risk and price volatility than larger, more established companies because they tend to have younger and more limited product lines, markets and financial resources and may be dependent on a smaller management group than large capitalization companies.

   Inflation risk: Like all mutual funds, the fund is subject to inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the fund's assets can decline as can the value of the fund's distributions.

   Although Multi-Cap Value Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Comparison Of Investment Objectives, Policies and Portfolio Managers

  Investment Objectives

   The investment objective of Special Equity Fund and Multi-Cap Value Fund are the same. Each seeks long-term capital appreciation.

  Investment Policies

   Multi-Cap Value Fund has adopted investment policies that are essentially the same as those of Special Equity Fund. The investment policies of Multi-Cap Value Fund are described below.

   Under normal market conditions, Multi-Cap Value Fund invests at least 80% of its assets in equity securities of companies with large, medium and small capitalizations that it selects on an opportunistic basis.

   NWQ Investment Management, Multi-Cap Value Fund's sub-adviser, seeks to identify statistically undervalued companies where a catalyst exists to recognize value or improve a company's profitability. These catalysts can be new management, industry consolidation or company restructuring or a turn in the company's fundamentals.

   NWQ Investment Management selects stocks that it believes are currently under-priced using certain financial measurements, such as price to earnings ratios and earnings power. NWQ Investment Management's selection is based on strong bottom-up fundamental research, which focuses on both quantitative and qualitative valuation measures.

   Multi-Cap Value Fund may also invest up to 35% of its total assets in dollar-denominated securities of foreign issuers.

  Multi-Cap Value Fund Management

   Jon D. Bosse, CFA, is the portfolio manager of the Multi-Cap Value Fund. Mr. Bosse is Director of Equity Research of NWQ Investment Management and has been a Managing Director of NWQ Investment Management since 1996.

Additional Information About the Plan of Reorganization

  Terms of the Reorganization

   The terms and conditions under which the Reorganization may be consummated are set forth in the Plan of Reorganization. The deliberations of PBHG Funds' Board of Trustees concerning the Reorganization and significant provisions of the Plan of Reorganization are summarized below. A copy of the Plan of Reorganization is attached as Appendix I to this Proxy Statement/Prospectus.

  The Reorganization

   Pursuant to the Plan of Reorganization, all of the assets of Special Equity Fund (other than those required to discharge Special Equity Fund's obligations) will be transferred to Multi-Cap Value Fund. Upon such transfer, Nuveen Trust will issue Class R shares of Multi-Cap Value Fund for distribution to Special Equity Fund's shareholders. Each shareholder of Special Equity Fund will receive a number of Multi-Cap Value Fund Class R shares with an aggregate net asset value equal to that of his or her shares of Special Equity Fund. As soon as is reasonably practicable after the transfer of its assets, Special Equity Fund will pay or make provision for payment of all its liabilities. Special Equity Fund will then terminate its existence as a separate series of PBHG Funds, and its shares will be cancelled pursuant to an amendment to PBHG Funds' Agreement and Declaration of Trust.

   Consummation of the Reorganization (the "Closing") is expected to occur on
December 6, 2002 at        Eastern Time (the "Effective Time"), unless
otherwise agreed by the parties.

  Board Considerations

   The Board of Trustees of PBHG Funds has determined that the Reorganization of Special Equity Fund is in the best interests of Special Equity Fund and its shareholders and that the interests of Special Equity Fund shareholders will not be diluted as a result of the Reorganization. The Board of Trustees recommends approval of the Plan of Reorganization by the shareholders of Special Equity Fund at the Special Meeting. A summary of the information that was presented to, and considered by, the PBHG Funds' Board of Trustees in making its determination is provided below.

   NIAC and NWQ Investment Management proposed the Reorganization at a meeting of the PBHG Funds' Board of Trustees held on July 12, 2002. NIAC and NWQ Investment Management provided the Trustees written materials that contained information concerning Special Equity Fund and Multi-Cap Value Fund, including comparative fee and expense information, a comparison of the investment objective and policies and pro forma expense ratios.

The Trustees also examined information concerning the structure of the proposed Reorganization and the Federal tax consequences of the Reorganization.

   The Reorganization was proposed in connection with the acquisition of NWQ Investment Management by The John Nuveen Company with a view toward increasing the assets of Special Equity Fund through the sale of additional shares. Nuveen believes it can increase the asset size of Special Equity Fund through its distribution relationships with high net worth financial advisers and its access to significant sales and marketing resources. Increased assets could lead to economies of scale, resulting in lower expense ratios for shareholders. Larger asset size may also provide a more stable basis for asset management and increased portfolio diversification. Multi-Cap Value Fund shareholders will also benefit from the ability to exchange shares of Special Equity Fund for shares of other funds within the Nuveen family of mutual funds.

   In considering the Reorganization, the PBHG Funds Board noted that Multi-Cap Value Fund has the same investment objective as Special Equity Fund and that the investment policies and limitations of the two funds are essentially the same. NWQ Investment Management will serve as sub-adviser to Multi-Cap Value Fund, so the assets of Special Equity Fund are expected to continue to benefit from the experience and expertise of the current portfolio managers.

   The PBHG Funds Board also considered that the projected expenses of Multi-Cap Value Fund are lower than those of Special Equity Fund. In addition, until December 7, 2004, NIAC has agreed

  . to limit its gross management fee for the Multi-Cap Value Fund to no more than the gross management fee in effect at the time of the Reorganization, and

  . to waive management fees and reimburse expenses for Multi-Cap Value Fund so that total annual operating expenses excluding 12b-1 fees, do not exceed total annual operating expenses of Special Equity Fund, net of any waivers and reimbursements, at the time of the Reorganization.

   The PBHG Funds Board noted that the Reorganization has been structured in a way so that Special Equity Fund shareholders will not recognize a gain or loss for Federal income tax purposes. The Board also considered the fact that Old Mutual has agreed that it or its affiliates will pay the expenses of Special Equity Fund in connection with the Reorganization. In addition, the Board noted that in the event Special Equity Fund shareholders do not approve the Reorganization, NWQ Investment Management has indicated that it would evaluate alternative courses of action, including possible resignation as sub-adviser to the Special Equity Fund, in light of the potential overlap between the Special Equity Fund and the Multi-Cap Value Fund.

   Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under Federal and state law, the Board of Trustees unanimously determined that the proposed Reorganization was in the best interests of Special Equity Fund and its shareholders. Accordingly, PBHG Funds' Board of Trustees recommends approval by the shareholders of the Reorganization at the Special Meeting.

  Other Terms

   The Plan of Reorganization may be amended without shareholder approval by mutual agreement of PBHG Funds and Nuveen Trust. If any amendment is made to the Plan of Reorganization which would have material adverse effect on shareholders, such change will be submitted to the affected shareholders for their approval.

   Each of PBHG Funds and Nuveen Trust has made representations and warranties in the Plan of Reorganization that are customary in matters such as the Reorganization. The obligations of PBHG Funds and

Nuveen Trust pursuant to the Plan of Reorganization with respect to Special Equity Fund or Multi-Cap Value Fund are subject to various conditions, including the following:

  . Nuveen Trust's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

  . the shareholders of Special Equity Fund shall have approved the Plan of Reorganization; and

  . PBHG Funds Trust shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP, that the consummation of the transactions contemplated by the Plan of Reorganization will not result in the recognition of gain or loss for Federal income tax purposes for Special Equity Fund, Multi-Cap Value Fund or their shareholders.

   The Plan of Reorganization may be terminated and the Reorganization may be abandoned by either PBHG Funds or Nuveen Trust at any time by mutual agreement of PBHG Funds and Nuveen Trust, or by either party in the event that Special Equity Fund shareholders do not approve the Plan of Reorganization or if it reasonably appears that any other condition to Closing cannot be met.

Capitalization

   The following tables set forth as of       , 2002 (i) the capitalization of
Multi-Cap Value Fund (which will have only nominal assets prior to the Reorganization), (ii) the capitalization of Special Equity Fund, and (iii) the pro forma capitalization of Multi-Cap Value Fund shares as adjusted to give effect to the transactions contemplated by the Plan of Reorganization.

                                   Multi-Cap  Special Equity Pro Forma
                                   Value Fund      Fund      Combined
                                   ---------- -------------- ---------
         Total Net Assets.........   $  --          $           $
         Shares Outstanding.......      --
         Net Asset Value Per Share      --          $           $

Federal Tax Consequences

   The following is a general summary of the material Federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganization, under currently applicable law, are as follows:

  . the Reorganization will qualify as a "reorganization" within the meaning of Section 368(a) of the Code;

  . no gain or loss will be recognized by Special Equity Fund upon the transfer of its assets to Multi-Cap Value Fund;

  . no gain or loss will be recognized by any shareholder of Special Equity Fund upon the exchange of shares of Special Equity Fund solely for shares of Multi-Cap Value Fund;

  . the tax basis of the shares of Multi-Cap Value Fund to be received by a shareholder of Special Equity Fund will be the same as the tax basis of the shares of Special Equity Fund surrendered in exchange therefor;

  . the holding period of the shares of Multi-Cap Value Fund to be received by a shareholder of Special Equity Fund will include the holding period for which such shareholder held the shares of Special Equity

     Fund exchanged therefor, provided that such shares of Special Equity Fund are capital assets in the hands of such shareholder as of the Closing;

  . no gain or loss will be recognized by Multi-Cap Value Fund on the receipt of assets of Special Equity Fund in exchange for shares of Multi-Cap Value Fund and Multi-Cap Value Fund's assumption of Special Equity Fund's liabilities;

  . the tax basis of the assets of Special Equity Fund in the hands of Multi-Cap Value Fund will be the same as the tax basis of such assets in the hands of Special Equity Fund immediately prior to the Reorganization; and

  . the holding period of the assets of Special Equity Fund to be received by Multi-Cap Value Fund will include the holding period of such assets in the hands of Special Equity Fund immediately prior to the Reorganization.

   As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to PBHG Funds as to the foregoing Federal income tax consequences of the Reorganization, which opinion will be conditioned upon the accuracy, as of the date of Closing, of certain representations of PBHG Funds upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion, which representations include, but are not limited to, the following (taking into account for purposes thereof any events that are part of the plan of reorganization):

  . to the best of PBHG Funds' knowledge, there is no plan or intention of the shareholders of Special Equity Fund to redeem or otherwise dispose of any shares of Multi-Cap Value Fund to be received by them in the Reorganization (but redemptions and dispositions of shares of Multi-Cap Value Fund may occur in the future as a consequence of investment decisions unrelated to the Reorganization). PBHG Funds does not anticipate dispositions of shares of Special Equity Fund at the time of or soon after the Reorganization to exceed the usual rate and frequency of redemptions of shares of Special Equity Fund as a series of an open-end investment company. Consequently, PBHG Funds is not aware of any plan that would cause the percentage of shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization to be one percent (1%) or more of the shares of Special Equity Fund outstanding as of the Closing;

  . throughout the period from its inception and ending on the date of the Closing, Special Equity Fund will have conducted its "historic business," or the "historic business" of any predecessor in a transaction described in Section 381(a) of the Code, (within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code) in a substantially unchanged manner;

  . following the Reorganization, Multi-Cap Value Fund will conduct Special Equity Fund's historic business in substantially the same manner that Special Equity Fund conducted that business immediately before the Reorganization;

  . immediately following consummation of the Reorganization, Multi-Cap Value Fund will hold the same net assets that Special Equity Fund held, except for assets distributed to shareholders of Special Equity Fund in the course of its business as a "regulated investment company" ("RIC") under the Code and assets used to pay expenses incurred in connection with the Reorganization, and be subject to the same liabilities that Special Equity Fund held or was subject to immediately prior to the Reorganization;

  . following the Reorganization, Multi-Cap Value Fund has no plan or intention to issue additional shares except for shares issued in the ordinary course of its business as a series of an open-end investment company; or to redeem or otherwise reacquire any shares of Multi-Cap Value Fund issued pursuant to the Reorganization, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under the 1940 Act;

  . Multi-Cap Value Fund does not plan or intend to sell or otherwise dispose of any of the assets of Special Equity Fund acquired in the Reorganization, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its status as a RIC under the Code;

  . Multi-Cap Value Fund, Special Equity Fund and the shareholders of Special Equity Fund will pay their respective expenses, if any, incurred in connection with the Reorganization;

  . Special Equity Fund is a "fund" as defined in Section 851(g)(2) of the Code; Special Equity Fund qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year (and the assets of Special Equity Fund will be invested at all times through the Closing in a manner that ensures compliance with such requirements); and Special Equity Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and

  . Multi-Cap Value Fund will be a "fund" as defined in section 851(g)(2) of the Code and will meet all the requirements to qualify for treatment as a RIC for its taxable year in which the Reorganization occurs.

   The foregoing description of the Federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder of Special Equity Fund. Special Equity Fund shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other tax laws.

Additional Information About the Funds

  Investment Management and Sub-Adviser

   Nuveen Trust and NIAC have entered into an investment advisory agreement for Multi-Cap Value Fund. Pursuant to the investment advisory agreement, NIAC will provide a program of continuous investment management for Multi-Cap Value Fund, make investment decisions and place orders to purchase and sell securities for Multi-Cap Value Fund, in accordance with its investment objective, policies and limitations. For its services, NIAC is entitled to an annual management fee according to the following schedule:

                           Average Daily
                            Net Assets
                           -------------
                     For the first $125 million .8500 of 1%
                     For the next $125 million. .8375 of 1%
                     For the next $250 million. .8250 of 1%
                     For the next $500 million. .8125 of 1%
                     For the next $1 billion... .8000 of 1%
                     For assets over $2 billion .7750 of 1%

   In connection with the combination of Multi-Cap Value Fund and Special Equity Fund, NIAC has signed an expense limitation contract with Nuveen Trust, pursuant to which NIAC has agreed to waive or limit a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses of Multi-Cap Value Fund (excluding any 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.5% of the average daily net assets of Multi-Cap Value Fund through December 7, 2004.

   Nuveen Trust, on behalf of Multi-Cap Value Fund, and NIAC have entered into a sub-advisory agreement with NWQ Investment Management. Pursuant to the sub-advisory agreement, NWQ Investment Management has agreed to manage the investment operations of Multi-Cap Value Fund and the composition of its investment portfolio, to provide supervision of Multi-Cap Value Fund's investments, to determine the securities to be purchased or sold by Multi-Cap Value Fund and to place orders for the purchase and sale of such securities. For the services it provides, NWQ Investment Management is entitled to receive from NIAC a sub-advisory fee that is paid out of the management fee NIAC receives from Multi-Cap Value Fund.

  Management's Discussion and Analysis of Performance

   A discussion of the performance of Special Equity Fund taken from its Annual Report to shareholders for the fiscal year ended March 31, 2002, is set forth below.

       Performance

       For the fiscal year ended March 31, 2002, PBHG Special Equity Fund gained 14.33%, exceeding the 0.24% gain in the benchmark S&P 500 Index. Since its inception in November 1997, through March 2002, the Fund's annualized return is 11.86%, versus 6.0% for the S&P 500 Index. Between the fiscal year end of the Fund's predecessor, UAM NWQ Special Equity Portfolio, October 31, 2001 and March 31, 2002, the Fund's fiscal year end, the Fund returned 19.20% outpacing its benchmark, which returned 8.91% for the same period. This change in fiscal year is a result of the Fund's acquiring all the assets of its predecessor in a reorganization.

       Notwithstanding a turbulent stock market fueled by war, corporate earnings manipulation and fraud, and until recently, a global recession, we generated meaningfully positive returns for our shareholders. Results reflect our value discipline, opportunistic philosophy, and extensive focus on downside protection.

       Portfolio Discussion

       As we close out the 2002 fiscal year, the outlook for economic growth and corporate profitability has improved significantly from the recessionary levels of the past 12 months. A strong housing market, low interest rates, and resilient consumer spending have moderated the economic downturn. Falling commodity prices and an exceptionally mild winter also contributed measurably. Economically sensitive stocks have rebounded sharply on account of their compelling valuations and leverage to an expanding economy. Machinery and basic material stocks were exceptionally strong due to expectations of a recovery in industrial production and improved outlook for industrial capital spending. The Fund's machinery holdings consist of Ingersoll-Rand, Parker Hannifin, Snap-On Tools, and York International. Fund holding Delphi, a parts supplier to the automotive industry, was another beneficiary of the improving economy as rising consumer confidence, manufacturer incentives, and relatively low interest rates sustained strong vehicle sales. A testament to this, North American auto production was up 7 percent this year. Energy stocks were under pressure for most of the year due to weak oil demand caused by the global recession, abnormally warm weather, and resulting excess capacity. More recently, however, these stocks have strengthened along with oil prices due to OPEC production cuts and rising tensions in the Middle East. In the health sector, a favorable legislative outlook, strong fundamentals, and solid earnings growth benefited hospital stocks. During the year, we eliminated the Fund's position in Tenet Healthcare based on valuation, and increased our stake in HCA where we believe the risk/reward trade-off is more attractive. Finally, three Fund holdings were acquired during the period, including American General, Heller Financial, and meat processor, IBP.

       Our opportunistic investment strategy contributed to portfolio results as we took advantage of price declines to add to positions where our investment rationale for owning a stock was unchanged despite weakness in the share price. This allowed us to establish larger positions at more compelling valuations in companies were we had strong convictions. Opportunities were also available following the events of September 11 when investors indiscriminately liquidated positions without regard to valuations. During this time, we established new positions in FelCor Lodging Trust, Radian Group, Station Casinos, and Walt Disney, and added to our positions in Loews, Raytheon, and several mortgage-related stocks. All of these investments made significant contributions to performance for the year.

       Unfortunately, the year was not without its obstacles, especially in the telecommunications sector. Telecommunication stocks suffered from increased competition, valuation concerns, earnings deterioration, and capital constraints. The performance of our telecommunication stocks reflects this weakness, with the exception of our investment in Alltel, which gained 6% for the period. The Fund also suffered losses in the travel and tourism sectors as a consequence of the September 11 terrorist attacks. The Fund's exposure in these sectors included Delta Airlines, Royal Caribbean Cruises and Alstom S.A.--a manufacturer of cruise ships. These positions were subsequently eliminated after rebounding sharply from their lows.

       In closing, the investment approach of PBHG Special Equity Fund will continue to focus on uncovering hidden value or opportunities in the market, with attention given to downside risk. While the rebound in the stock market in March 2002 and fourth quarter 2001, has eliminated the extreme undervaluation of most stocks, we believe our investment approach and extensive research will allow the Fund to uncover compelling investment opportunities and generate attractive returns.

Rights of Shareholders

   Special Equity Fund is an investment portfolio of PBHG Funds, a Delaware business trust. Multi-Cap Value Fund is an investment portfolio of Nuveen Trust, a Massachusetts business trust. The following discussion provides information with respect to the material differences in the rights of shareholders under Massachusetts law and Delaware law, and the respective governing documents for Nuveen Trust and PBHG Funds.

  Termination of the Trusts

   Pursuant to the Agreement and Declaration of Trust for PBHG Funds (the "PBHG Declaration"), Special Equity Fund or any series or class of shares of beneficial interest in Special Equity Fund may be terminated by (1) a majority shareholder vote of Special Equity Fund or the affected series or class, respectively, when a quorum is present at a meeting called for such purpose by the Board of Trustees of PBHG Funds, or (2) if there are fewer than 100 shareholders of record of Special Equity Fund or of such terminating series or class, the trustees pursuant to written notice to the shareholders of Special Equity Fund or the affected series or class.

   The Declaration of Trust for Nuveen Trust (the "Nuveen Declaration") provides that Nuveen Trust or any series or class of Nuveen Trust may be terminated (1) at any time by the trustees by written notice to the shareholders of Nuveen Trust, or such series or class, as the case may be, without a vote of such shareholders [Nuveen to confirm], or (2) by the affirmative vote of (a) at least two-thirds of the outstanding shares of Nuveen Trust or the affected series or class, or (b) upon a recommendation of termination by the trustees, a majority of the outstanding shares of Nuveen Trust or the affected series or class.

  Voting Rights of Shareholders

   The PBHG Declaration grants shareholders power to vote only with respect to the following: (i) election of trustees; (ii) removal of trustees, (iii) approval of the termination of PBHG Funds or one of its investment portfolios (see below), (iv) sale of all or substantially all of the assets of PBHG Funds or one of its investment portfolios, (v) merger or consolidation of PBHG Funds or any of its investment portfolios, with certain exceptions, (vi) approval of any amendment to the section of the PBHG Declaration granting shareholder voting powers, and (vii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine. The PBHG Declaration provides that each share entitles the shareholder to one vote for each dollar of net asset value of the shares held by the shareholder.

   The Nuveen Declaration grants shareholders power to vote only with respect to the following: (i) election or removal of trustees; (ii) approval of investment advisory contracts, as required by the 1940 Act, (iii) approval of the termination of Nuveen Trust or one of its investment portfolios (see below), (iv) approval of any amendment to the Nuveen Declaration to the extent permitted under the Nuveen Declaration (see below), (v) sale of all or substantially all of the assets of Nuveen Trust or one of its investment portfolios, (vi) merger or consolidation of Nuveen Trust or any of its investment portfolios, with certain exceptions, (vi) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Nuveen Trust or the shareholders, and
(vii) approval of such additional matters as may be required by law, the Nuveen Declaration, or as the trustees, in their sole discretion, shall determine.

  Amendments to Governing Documents

   The Board of Trustees of PBHG Funds may, without shareholder approval, amend the PBHG Declaration at any time, except that no amendment may be made that reduces the indemnification provided thereunder without the affirmative vote of at least two-thirds of the outstanding shares entitled to vote. In addition, any amendment that diminishes or eliminates voting rights under the PBHG Declaration requires approval by a majority of the shares cast when a quorum is present.

   The Nuveen Declaration generally may be amended only by a majority of the Board of Trustees of Nuveen Trust with the consent of a majority of the shares entitled to vote. In addition, amendments to the section of the Nuveen Declaration pertaining to trustees requires the affirmative vote of two-thirds of the outstanding shares.

  Liability of Shareholders

   The Delaware Business Trust Act provides that shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware business trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The PBHG Declaration provides that shareholders of the trust shall not be subject to any personal liability for acts or obligations of the trust and that every written agreement, obligation or other undertaking made or issued by the trust shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the PBHG Declaration provides for indemnification out of the trust's property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his investment due to shareholder liability is limited to circumstances in which PBHG Funds itself is unable to meet its obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the PBHG Funds, the possibility of it being unable to meet its obligations is considered remote, and even if a claim were brought against the PBHG Funds and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

   Massachusetts law does not provide the same protections for shareholders. However, the Nuveen Declaration provides for substantially similar indemnification and limitations of personal liability for its shareholders as the PBHG Declaration.

  Liability of Trustees and Officers; Indemnification

   Delaware law provides that trustees of a business trust shall not be liable to the business trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the PBHG Declaration, the trustees and officers of PBHG Funds are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a business trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The PBHG Declaration requires the indemnification of its trustees and officers to the fullest extent permitted by Delaware law.

   Under the Nuveen Declaration, the trustees of Nuveen Trust are not liable for any debt or obligation of the trust, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. The Nuveen Declaration permits indemnification to the fullest extent permitted by law unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, or was a result of willful malfeasance, gross negligence or reckless disregard.

  Election of Trustees; Terms

   Trustees serve for the life of PBHG Funds, subject to the earlier death, incapacitation, resignation, retirement or removal (see below). Shareholders may elect successors to such trustees only at a meeting of shareholders called for such purpose. The Board of Trustees of PBHG Funds may appoint a person to fill a vacancy on the board without shareholder approval.

   Each trustee of Nuveen Trust holds office until the next meeting of shareholders called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, subject to earlier death, incapacitation, resignation, retirement or removal (see below). Vacancies on the Nuveen Trust Board of Trustees may be filled by appointment upon the consent of a majority of the remaining trustees and without shareholder approval.

  Removal of Trustees

   Trustees of PBHG Funds may be removed at any meeting of the shareholders by a vote of the shareholders owning at least two-thirds of the outstanding shares. Trustees of Nuveen Trust may be removed only for "cause," which requires willful misconduct, dishonesty, fraud or a felony conviction. In addition, removal of a Nuveen Trust trustee requires the action of either (1) at least two-thirds of the outstanding shares, or (2) at least two-thirds of the remaining trustees.

  Meetings of Shareholders

   PBHG Funds is not required to hold annual shareholder meetings. The bylaws of PBHG Funds provide that any trustee may call special meetings of shareholders for any purpose. In addition, the Board of Trustees shall call a special meeting of the shareholders for the purpose of removing a trustee upon written request of the holders of not less than ten percent of outstanding shares.

   Nuveen Trust is required to hold regular shareholder meetings on an annual or less periodic basis as determined by the Board of Trustees. Special meetings of the shareholders for any purpose may be called by the Chairman of the Board, the President or two or more trustees, and must be called at the written request stating the purpose of the meeting, of shareholders entitled to cast at least ten percent of all the votes entitled to be cast at the meeting.

Information Incorporated by Reference

   For more information with respect to Nuveen Trust and Multi-Cap Value Fund concerning the following topics, please refer to the current prospectus of Multi-Cap Value Fund attached as Appendix II as indicated: (i) see the discussion "The Fund" and "How We Manage Your Money" for further information regarding Multi-Cap Value Fund investment policies, performance and expenses;
(ii) see the discussion "How We Manage Your Money and Who Manages the Fund" for further information regarding management of Multi-Cap Value Fund; and (iii) see the discussions "How You Can Buy and Sell Shares" and "General Information" for further information regarding share pricing, purchase and redemption of shares, dividends and distribution arrangements for the shares.

   For more information with respect to PBHG Funds and Special Equity Fund concerning the following topics, please refer to Special Equity Fund's Prospectus as indicated: (i) see the discussion "Fund Summaries--PBHG Special Equity Fund" and "More About the Funds--Our Investment Strategies and--Risks and Returns" for further information regarding Special Equity Fund investment policies, performance and expenses; (ii) see the discussion "The Investment Adviser & Sub-Advisers" for further information regarding management of Special Equity Fund; and (iii) see the discussion "Your Investment" for further information regarding share pricing, purchase and redemption of shares, dividends and distribution arrangements for the shares.

Action Requested

   You are being asked to approve the proposed combination of Special Equity Fund with Multi-Cap Value Fund pursuant to the Agreement and Plan of Reorganization described in this Proxy Statement/Prospectus. The Board of Trustees of PBHG Funds recommends that you vote FOR the proposal.

                    OWNERSHIP OF SPECIAL EQUITY FUND SHARES

Significant Holders

   Listed below is the name, address and percent ownership of each person who as of September 12, 2002, to the knowledge of PBHG Funds, owned of record 5% or more of the outstanding shares of Special Equity Fund. PBHG Funds has no knowledge of shares held beneficially.

                                                        Percent
                                                       Ownership
                               Number of    Percent      After
             Name and Address Shares Owned Ownership Reorganization
             ---------------- ------------ --------- --------------
                                                %            %
                                                %            %
                                                %            %

Ownership of Trustees and Officers

   To the best of the knowledge of PBHG Funds, the record and beneficial ownership of shares of Special Equity Fund by Trustees and Officers of PBHG Funds as a group constituted less than 1% of the outstanding shares of such fund as of the date of this Proxy Statement/Prospectus.

                                 LEGAL MATTERS

   Certain legal matters concerning Nuveen Trust and its participation in the Reorganization, the issuance of shares of Multi-Cap Value Fund in connection with the Reorganization and the tax consequences of the Reorganization will be
passed upon by       . Certain legal matters concerning PBHG Funds and its
participation in the Reorganization will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, 51st Floor, Philadelphia, Pennsylvania 19103-7599.

                             FINANCIAL STATEMENTS

   The annual financial statements and financial highlights of Special Equity Fund for the period ended March 31, 2002 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy Statement/Prospectus in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

                          INFORMATION FILED WITH THE
                      SECURITIES AND EXCHANGE COMMISSION

   This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which Nuveen Trust and PBHG Funds have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number for Nuveen Trust's registration statement containing the current Prospectus and Statement of Additional Information for Multi-Cap Value Fund is Registration No. 811-07619. Such Prospectus and Statement of Additional Information are incorporated herein by reference. The SEC file number for the PBHG Funds registration statement containing the current Prospectus and Statement of Additional Information for Special Equity Fund is Registration No. 811-04391. Such Prospectus and Statement of Additional Information are incorporated herein by reference.

   Nuveen Trust and PBHG Funds are subject to the informational requirements of the Securities and Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Nuveen Trust and PBHG Funds (including the Registration Statement of Nuveen Trust relating to Multi-Cap Value Fund on Form N-14 of which this Proxy Statement/Prospectus is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the regional office of the SEC at 500 West Madison Street, 14th Floor, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549 at the prescribed rates. The SEC maintains a Web site at http://www.sec.gov that contains information regarding Nuveen Trust, PBHG Funds and other registrants that file electronically with the SEC.

                                  Appendix 1

                           PBHG SPECIAL EQUITY FUND

                     AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of the 1st day of August, 2002, by and between PBHG Funds, a Delaware business trust ("PBHG Funds"), on behalf of PBHG Special Equity Fund, a separate series of PBHG Funds (the "Acquired Fund"), and Nuveen Investment Trust, a Massachusetts business trust ("NIT"), on behalf of Nuveen NWQ Multi-Cap Value Fund, a separate series of NIT (the "Acquiring Fund"). (The Acquiring Fund and the Acquired Fund are sometimes referred to collectively as the "Funds" and individually as a "Fund".)

   This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer of substantially all of the property, assets and goodwill of the Acquired Fund to the Acquiring Fund in exchange solely for Class R shares of the voting common stock of the Acquiring Fund ("Acquiring Fund Shares") to be issued in the manner described in Section 1.1 below, followed by (i) the distribution by the Acquired Fund, on the Closing Date, as defined herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in the manner described in Section 1.3 below, (ii) the cancellation of all of the outstanding shares of the Acquired Fund ("Acquired Fund Shares"), (iii) the liquidation of the Acquired Fund, and (iv) the termination of the Acquired Fund as a series of PBHG Funds, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

   In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

      1.1 On the closing date for the Reorganization (the "Closing Date"), PBHG Funds on behalf of the Acquired Fund shall transfer all of the Acquired Fund's property and assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, claims, cash, cash equivalents, books and records, and other assets), as set forth in the statement of assets and liabilities referred to in Section 8.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens, encumbrances, and claims, except for (a) any unamortized or deferred fees or expenses, prepaid expenses or goodwill shown as assets on the Acquired Fund's books, and (b) cash or bank deposits in an amount necessary: (i) to discharge all of the unpaid liabilities reflected on its books and records at the Closing Date including any amounts due to holders of shares of the Acquired Fund for unpaid dividends or otherwise; and (ii) to pay such contingent liabilities, if any, as the Board of Trustees of PBHG Funds shall reasonably deem to exist against the Acquired Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Acquired Fund's books. Any unspent portion of such cash or bank deposits retained shall be delivered by PBHG Funds to the Acquiring Fund upon the satisfaction of all of the foregoing liabilities, costs, and expenses of the Acquired Fund. (The property and assets to be transferred to the Acquiring Fund under this Agreement are referred to herein as the "Acquired Fund Net Assets".) In exchange for the transfer of the Acquired Fund Net Assets, NIT shall deliver to PBHG Funds on behalf of the Acquired Fund, for distribution pro rata by PBHG Funds to the Acquired Fund's shareholders as of the close of business on the Closing Date, a number of Class R Acquiring Fund Shares having an aggregate net asset value equal to the value of the Acquired Fund Net Assets, all determined as provided in Section 2 of this Agreement and as of the date and time specified therein. Such transactions shall take place on the Closing Date at the time of the closing provided for in Section 3.1 of this Agreement (the "Closing Time"). The Acquiring Fund shall not assume any liability of the Acquired Fund and the Acquired Fund shall use its reasonable best efforts to discharge all of its known liabilities, so far as may be possible, from the cash and bank deposits described above. Following the closing, PBHG Funds shall not be responsible for the liabilities, costs and expenses of the Acquired Fund, and recourse for such liabilities shall be limited to the cash or bank deposits retained to satisfy such liabilities, costs and expenses, as provided for above in this Section 1.1.

      1.2 The Acquired Fund reserves the right to purchase or sell any of its portfolio securities, except to the extent such purchases or sales may be limited by the representations made in connection with issuance of the tax opinion described in Section 8.9 hereof.

      1.3 On the Closing Date, the Acquired Fund shall liquidate and distribute pro rata to its shareholders of record at the Closing Time on the Closing Date (the "Acquired Fund Shareholders") the Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1.1 hereof to the Acquired Fund Shareholders. (The date of such liquidation and distribution is referred to as the "Liquidation Date.") In addition, each Acquired Fund Shareholder shall have the right to receive any dividends or other distributions that were declared prior to the Closing Date, but unpaid at that time, with respect to the Acquired Fund Shares that are held by such Acquired Fund Shareholders on the Closing Date. Such liquidation and distribution shall be accomplished by the transfer agent for the Acquiring Fund, as designated by NIT prior to the Closing Date (the "Acquiring Fund Transfer Agent"), by opening accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and transferring to each such Acquired Fund Shareholder account the pro rata number of the Acquiring Fund Shares due each such Acquired Fund Shareholder as determined in Section
   2.3 of this Agreement from the Acquiring Fund Shares then credited to the account of the Acquired Fund on the Acquiring Fund's books and records. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

      1.4 The Acquired Fund Shareholders holding certificates representing their ownership of Acquired Fund Shares may be requested to surrender such certificates or deliver an affidavit with respect to lost certificates, in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to the Acquired Fund on or before the Closing Date. On the Closing Date, any Acquired Fund Share certificates that remain outstanding shall be deemed to be canceled. PBHG Funds' transfer books with respect to the Acquired Fund's shares shall be closed permanently as of the close of business on the day immediately preceding the Closing Date. All unsurrendered Acquired Fund Share certificates shall no longer evidence ownership of common stock of the Acquired Fund and shall be deemed for all corporate purposes to evidence ownership of the number of Acquiring Fund Shares into which the Acquired Fund Shares were effectively converted. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered to the Acquiring Fund, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to such Acquiring Fund Shares shall be paid to the holders of such certificate(s), but such Shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization with respect to unsurrendered Acquired Fund Share certificates.

      1.5 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.6 As soon as practicable following the Liquidation Date, PBHG Funds shall take all steps necessary to terminate the existence of the Acquired Fund, including (a) the payment or other satisfaction of the Acquired Fund's remaining outstanding liabilities, costs and expenses, from the cash and bank deposits retained for that purpose pursuant to Section 1.1 hereof, and
   (b) the termination of the Acquired Fund as a series of PBHG Funds in accordance with PBHG Funds' Agreement and Declaration of Trust, as heretofore amended (the "Declaration of Trust"), and the cancellation of the Acquired Fund's outstanding shares.

2. VALUATION

      2.1 The net asset value of the Acquiring Fund Shares and the value of the Acquired Fund Net Assets shall in each case be determined as of the close of regular trading on the New York Stock Exchange

   ("NYSE") on the Closing Date unless on such date (a) the NYSE is not open for unrestricted trading or (b) the reporting of trading on the NYSE or elsewhere is disrupted or (c) any other extraordinary financial event or market condition occurs (all such events described in (a), (b) and (c) are each referred to as a "Market Disruption"). The net asset value per share of Acquiring Fund Shares and the value of the Acquired Fund Net Assets shall be computed in accordance with the policies and procedures set forth in the then-current Prospectus and Statement of Additional Information of the Acquiring Fund. The net asset value per share of the Acquiring Fund Shares shall be computed to not fewer than two (2) decimal places.

      2.2 In the event of a Market Disruption on the proposed Closing Date so that accurate appraisal of the net asset value of the Acquiring Fund or the value of the Acquired Fund Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

      2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund Net Assets shall be determined by dividing the value of the Acquired Fund Net Assets by the net asset value per share of the class of the Acquiring Fund Shares to be issued in respect thereof, both as determined in accordance with Section
   2.1 hereof.

      2.4 All computations of value regarding the net asset value of the Acquiring Fund Shares and the value of the Acquired Fund Net Assets shall be made by Nuveen Institutional Advisory Corp., the investment adviser to the Acquiring Fund, in cooperation with NWQ Investment Management Company, LLC, the Acquiring Fund's sub-advisor; provided, however, that all computations of value shall be subject to review by the Acquired Fund.

3. CLOSING AND CLOSING DATE

      3.1 The Closing Date shall be December 6, 2002 or such earlier or later date as the parties may agree. The Closing Time shall be at 4:30 P.M., Eastern time. The Closing shall be held at the offices of Ballard Spahr Andrews & Ingersoll located at 1735 Market Street, 51/st/ Floor, Philadelphia, Pennsylvania, 19103-7599, or at such other time and/or place as the parties may agree.

      3.2 At least five (5) business days prior to the Closing Date, the Acquired Fund will provide the Acquiring Fund with a list of its assets, including all of its portfolio securities, and a list of its outstanding liabilities, costs and expenses. No later than five business days prior to the Closing Date, the custodian of the Acquiring Fund shall be given access to any portfolio securities of the Acquired Fund not held in book entry form for the purpose of examination. Such portfolio securities (together with any cash or other assets) shall be delivered by the Acquired Fund to such custodian for the account of the Acquiring Fund on the Closing Date, in accordance with applicable custody provisions under the Act, and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Such portfolio securities shall be accompanied by any necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. The cash delivered shall be in any form as is reasonably directed by the Acquiring Fund or its custodian. Portfolio securities held of record by the Acquired Fund in book entry form shall be transferred to the Acquiring Fund by an appropriate officer of the Acquired Fund instructing its custodian to deliver such portfolio securities to the custodian of the Acquiring Fund for the account of the Acquiring Fund and by the custodian of the Acquired Fund executing such instructions through an appropriate clearing agency or as the Funds may otherwise agree.

      3.3 If any of the Acquired Fund Net Assets, for any reason, are not transferred on the Closing Date, the Acquired Fund shall cause such assets to be transferred to the Acquiring Fund in accordance with this Agreement at the earliest practicable date thereafter.

      3.4 DST Systems, Inc., in its capacity as transfer agent for the Acquired Fund ("DST"), shall deliver to the Acquiring Fund prior to the Closing Time a list of the names, addresses, federal taxpayer identification numbers, and backup withholding and nonresident alien withholding status of Acquired Fund

   Shareholders and the number and aggregate net asset value of outstanding shares of the Acquired Fund owned by each such Acquired Fund Shareholder, all as of the close of regular trading on the NYSE on the Closing Date, certified by an appropriate officer of DST, as the case may be (the "Shareholder List"). The Acquiring Fund Transfer Agent shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited to each Acquired Fund Shareholder on the Liquidation Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to each Acquired Fund Shareholder's account on the books of the Acquiring Fund. At the Closing, each Fund shall deliver to the other Fund such bills of sale, checks, assignments, certificates, receipts, or other documents as the other Fund or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES OF PBHG FUNDS AND THE ACQUIRED FUND

   PBHG Funds, on behalf of the Acquired Fund, represents and warrants to NIT on behalf of the Acquiring Fund, as follows:

      4.1 PBHG Funds is a business trust duly organized, validly existing and in "good standing" under the laws of the State of Delaware and has the power to own all of its properties and assets and, subject to approval of the Acquired Fund Shareholders, to perform its obligations under this Agreement and to consummate the transactions contemplated herein. PBHG Funds is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. PBHG Funds has all necessary federal, state, and local authorizations, consents and approvals required to own all of its properties and assets and to carry on its business as now being conducted and to consummate the transactions contemplated herein.

      4.2 PBHG Funds is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "SEC") as an investment company under the Investment Company Act of 1940, as amended, (the "1940 Act") is in full force and effect. The Acquired Fund is a separate series of PBHG Funds for purposes of the 1940 Act.

      4.3 The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of PBHG Funds' Board of Trustees on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of PBHG Funds, subject to the approval of the Acquired Fund Shareholders, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

      4.4 PBHG Funds is not, and the execution, delivery, and performance of this Agreement by PBHG Funds will not result, in violation of any provision of the Declaration of Trust or By-Laws of PBHG Funds or of any agreement, indenture, instrument, contract, lease, or other arrangement or undertaking to which PBHG Funds or the Acquired Fund is a party or by which it is bound.

      4.5 The Acquired Fund is a "fund" as defined in Section 851(g)(2) of the Code; the Acquired Fund qualified for treatment as a regulated investment company ("RIC") under Part I of Subchapter M of Subtitle A of the Code ("Subchapter M") for each taxable year since it commenced operations that has ended prior to the date hereof and will meet all the requirements for qualification as a RIC for its current taxable year as of the Closing Time (and the assets of the Acquired Fund will be invested at all times through the Closing Time in a manner that ensures compliance with the foregoing representation); the Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it; and the Acquired Fund has made all distributions for each calendar year that has ended prior to the date hereof that are necessary to avoid the imposition of federal excise tax or has paid or provided for the payment of each excise tax imposed for any such calendar year.

      4.6 The financial statements of the Acquired Fund for the period ended March 31, 2002, which were audited by its independent accountants (copies of which have been furnished to the Acquiring Fund), and any interim unaudited financial statements that the Acquired Fund may furnish to the Acquiring Fund prior to the Closing Date, present fairly the financial position of the Acquired Fund as of the dates indicated and the results of its operations and changes in net assets for the respective stated periods (in accordance with generally accepted accounting principles ("GAAP") consistently applied).

      4.7 The Prospectus of the Acquired Fund, dated July 29, 2002, as supplemented July 29, 2002, and the corresponding Statement of Additional Information, dated July 29, 2002, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new Prospectus or Statement of Additional Information of the Acquired Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to NIT promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      4.8 No material legal or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to PBHG Funds or the Acquired Fund or any of their properties or assets. PBHG Funds and the Acquired Fund know of no facts which might form the basis for the institution of such proceedings. PBHG Funds and the Acquired Fund are not parties to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

      4.9 PBHG Funds has furnished NIT with copies or descriptions of all agreements or other arrangements to which the Acquired Fund is a party. The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated by the Acquired Fund in accordance with their terms at or prior to the Closing Date.

      4.10 The Acquired Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.6 hereof and those incurred in the ordinary course of business as an investment company since the dates of those financial statements. On the Closing Date, PBHG Funds shall advise NIT in writing of all of the Acquired Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

      4.11 Since March 31, 2002, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

      4.12 At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, or extensions concerning such tax returns and reports shall have been obtained, and all federal, state, and other taxes, interest, and penalties shall have been paid so far as due, or adequate provision shall have been made on the Acquired Fund's books for the payment thereof, and to the best of the Acquired Fund's knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

      4.13 At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund Net Assets, and subject to approval by the Acquired Fund Shareholders, full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and in payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no liens or encumbrances of any nature whatsoever or restrictions on the ownership or transfer thereof, except (a) such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto, or (b) such restrictions as might arise under federal or state securities laws or the rules and regulations thereunder.

      4.14 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund or PBHG Funds of the transactions contemplated by this

   Agreement, except such as may be required under the federal or state securities laws or the rules and regulations thereunder.

      4.15  The Combined Proxy Statement/Prospectus of the Funds referred to in
   Section 6.7 hereof ("Proxy Statement/Prospectus") and any Prospectus or Statement of Additional Information of the Acquired Fund contained or incorporated by reference into the Form N-14 Registration Statement referred to in Section 6.7 hereof, and any supplement or amendment to such documents, on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Meeting of Acquired Fund Shareholders, and on the Closing Date, and only insofar as such Proxy Statement/Prospectus and the Prospectus and Statement of Additional Information relate to PBHG Funds, the Acquired Fund or to the transactions contemplated by this Agreement and is based on information furnished by PBHG Funds or the Acquired Fund for inclusion therein: (a) shall comply in all material respects with the provisions of the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state and federal securities laws and rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

      4.16 All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List.

      4.17 All of the issued and outstanding shares of the Acquired Fund have been offered for sale and sold in conformity, in all material respects, with all applicable federal and state securities laws, including the registration or exemption from registration of such shares, except as may have been previously disclosed in writing to NIT.

      4.18 PBHG Funds and the Acquired Fund are not under the jurisdiction of a court in Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      4.19 The information to be furnished by PBHG Funds or the Acquired Fund for use in preparing any application for orders, the Form N-14 Registration Statement referred to in Section 6.7 hereof, and the Combined Proxy Statement/Prospectus to be included in the Form N-14 Registration Statement, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

      4.20 There is no intercorporate indebtedness existing between the Acquired Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.

      4.21 The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

      4.22 To the best of PBHG Funds' knowledge, there is no plan or intention of the Acquired Fund Shareholders to redeem or otherwise dispose of any shares of the Acquiring Fund to be received by them in the Reorganization (but redemptions and dispositions of shares of the Acquiring Fund may occur in the future as a consequence of investment decisions unrelated to the Reorganization). PBHG Funds does not anticipate dispositions of shares of the Acquired Fund at the time of or soon after the Reorganization to exceed the usual rate and frequency of redemptions of shares of the Acquired Fund as a series of an open-end investment company. Consequently, PBHG Funds is not aware of any plan that would cause the percentage of shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization to be one percent (1%) or more of shares of the Acquired Fund outstanding as of the Closing Date.

      4.23 As of the Closing Date, the Acquired Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of the

   Acquired Fund except for the right of investors to acquire its shares at net asset value in the normal course of its business as an open-end diversified management investment company operating under the 1940 Act.

      4.24 The Acquired Fund has continued the business of NWQ Special Equity Portfolio ("NWQ Fund"), a separate series of UAM Funds, Inc., a Maryland corporation ("UAM Funds"), in substantially the same manner that NWQ Fund conducted such business immediately prior to the closing of the reorganization of NWQ Fund pursuant to the Agreement and Plan of reorganization made as of October 22, 2001, by and between UAM Funds and PBHG Funds.

5. REPRESENTATIONS AND WARRANTIES OF NIT AND THE ACQUIRING FUND

   NIT, on behalf of the Acquiring Fund, represents and warrants to PBHG Funds on behalf of the Acquired Fund, as follows:

      5.1 NIT is a business trust duly organized, validly existing, and in "good standing" under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, to perform its obligations under this Agreement and to consummate the transactions contemplated herein. NIT is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. NIT has all necessary federal, state, and local authorizations, consents, and approvals required to own all of its properties and assets and to carry on its business as now being conducted and to consummate the transactions contemplated herein.

      5.2 NIT is a registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a separate series of NIT for purposes of the 1940 Act.

      5.3 The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the NIT Board of Trustees, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of NIT, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

      5.4 NIT is not, and the execution, delivery and performance of this Agreement by NIT will not result, in violation of any provisions of the Declaration of Trust or By-Laws of NIT or of any agreement, indenture, instrument, contract, lease or other arrangement or undertaking to which NIT or the Acquiring Fund is a party or by which it is bound.

      5.5 The Prospectus of the Acquiring Fund and its Statement of Additional Information in effect on the Closing Date shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      5.6 No material legal or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to NIT or the Acquiring Fund or any of their properties or assets. NIT and the Acquiring Fund know of no facts which might form the basis for the institution of such proceedings. NIT and the Acquiring Fund are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated.

      5.7 The Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those incurred in the ordinary course of business as a investment company.

      5.8 At the date hereof and by the Closing Date, all federal, state, and other tax returns and reports, including information returns and payee statements, of NIT and the Acquiring Fund required by law to have been filed or furnished by such dates shall have been filed or furnished or extensions concerning such tax returns and reports shall have been obtained, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or adequate provision shall have been made on NIT and the Acquiring Fund's books for the payment thereof, and to the best of NIT's and the Acquiring Fund's knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

      5.9 No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund or NIT of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

      5.10 The Form N-14 Registration Statement and the Proxy Statement/Prospectus referred to in Section 6.7 hereof (other than the portions of such documents based on information furnished by or on behalf of PBHG Funds for inclusion or incorporation by reference therein as covered by PBHG Funds' warranty in Sections 4.15 and 4.19 hereof), and any Prospectus or Statement of Additional Information of the Acquiring Fund contained or incorporated therein by reference, and any supplement or amendment to the Form N-14 Registration Statement or any such Prospectus or Statement of Additional Information, on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Meeting of Acquired Fund Shareholders, and on the Closing Date: (a) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

      5.11 Any issued and outstanding shares of common stock of the Acquiring Fund at the Closing Date shall be duly and validly issued and outstanding, fully paid and nonassessable.

      5.12 Any issued and outstanding shares of common stock of the Acquiring Fund at the Closing Date shall have been offered for sale and sold in conformity, in all material respects, with all applicable federal and state securities laws, including the registration or exemption from registration of such shares, except as may previously have been disclosed in writing to PBHG Funds.

      5.13 The Acquiring Fund Shares to be issued and delivered to PBHG Funds pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of common stock of the Acquiring Fund, will be fully paid and nonassessable by NIT, and will be duly registered in conformity with all applicable federal securities laws, and no shareholder of the Acquiring Fund shall have any option, warrant or preemptive right of subscription or purchase with respect thereto.

      5.14 All information to be furnished by NIT to PBHG Funds for use in preparing any prospectus, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto, and NIT will review and comment on any prospectus, proxy materials and other documents PBHG Funds prepares in connection with the transactions contemplated hereby.

      5.15 There is no intercorporate indebtedness existing between the Acquired Fund and the Acquiring Fund that was issued, acquired or will be settled at a discount.

      5.16 The Acquiring Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of the Acquired Fund.

      5.17 Immediately prior to the Closing Date, no shares of the Acquiring Fund will be issued and outstanding and NIT will not have issued any other securities on behalf of the Acquiring Fund.

      5.18 The Acquiring Fund will be a "fund" as defined in Section 851(g)(2) of the Code and will meet all the requirements to qualify for treatment as a RIC for its taxable year in which the Reorganization occurs.

      5.19 NIT has no plan or intention to issue additional shares of the Acquiring Fund following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does NIT have any plan or intention to redeem or otherwise reacquire any shares of the Acquiring Fund issued pursuant to the Reorganization, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

      5.20 The Acquiring Fund will actively continue the Acquired Fund's business in substantially the same manner that the Acquired Fund conducted that business immediately before the Reorganization. The Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the former assets of the Acquired Fund, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business the Acquiring Fund will continuously review its investment portfolio (as the Acquired Fund did before the Reorganization) to determine whether to retain or dispose of particular stocks or securities, including those included among the former assets of the Acquired Fund.

6. MUTUAL COVENANTS, REPRESENTATIONS AND WARRANTIES

      6.1 Except as expressly contemplated herein to the contrary, each Fund shall operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distribution necessary or desirable to avoid federal income or excise taxes.

      6.2 After the effective date of the Form N-14 Registration Statement referred to in Section 6.7 hereof, and before the Closing Date and as a condition thereto, the Board of Trustees of PBHG Funds shall call, and PBHG Funds shall hold, a Special Meeting of the Acquired Fund Shareholders to consider and vote upon this Agreement and the transactions contemplated hereby and PBHG Funds shall take all other actions reasonably necessary to seek to obtain approval of the transactions contemplated herein.

      6.3 PBHG Funds and the Acquired Fund covenant that they shall not sell or otherwise dispose of any of the Acquiring Fund Shares to be received in the transactions contemplated herein, except in distribution to the Acquired Fund Shareholders as contemplated in Section 1.3 hereof.

      6.4 PBHG Funds shall provide such information within its possession or reasonably obtainable as NIT may reasonably request concerning the beneficial ownership of the Acquired Fund Shares.

      6.5 Subject to the provisions of this Agreement, NIT and PBHG Funds each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

      6.6 PBHG Funds shall furnish to NIT on the Closing Date the Statement of the Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by PBHG Funds' Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within forty-five
   (45) days after the Closing Date, PBHG Funds shall furnish to NIT, in such form as is reasonably satisfactory to NIT, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under Section 381 of the Code, which statement shall be certified by PBHG Funds' Treasurer or Assistant Treasurer. PBHG Funds covenants that the Acquired Fund has no earnings and profits that were accumulated by it or any acquired entity during a taxable year when it or such entity did not qualify as a RIC under the Code or, if it has such earnings and profits, shall distribute them to its shareholders prior to the Closing Date.

      6.7 NIT, with the cooperation of PBHG Funds and its counsel, shall prepare and file with the SEC a Registration Statement on Form N-14 (the "Form N-14 Registration Statement") which shall include the Proxy Statement/Prospectus, as promptly as practicable in connection with the issuance of the Acquiring Fund Shares and the holding of the Special Meeting of the Acquired Fund Shareholders to consider approval of this Agreement as contemplated herein and transactions contemplated hereunder. NIT shall prepare any pro forma financial statement that may be required under applicable law to be included in the Form N-14 Registration Statement. PBHG Funds shall provide NIT with all information about the Acquired Fund that is necessary to prepare the pro forma financial statements. NIT and PBHG Funds shall cooperate with each other and shall furnish each other with any information relating to itself or its related series that is required by the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, to be included in the Form N-14 Registration Statement and the Proxy Statement/Prospectus.

      6.8 PBHG Funds shall deliver to NIT at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of the Acquired Fund transferred to the Acquiring Fund in accordance with the terms of this Agreement.

      6.9 Each of PBHG Funds and NIT, on its own behalf and on behalf of the Acquired Fund or the Acquiring Fund, as appropriate, represents and warrants to the other as follows:

       (a)The fair market value of the Acquiring Fund Shares received by each Acquired Fund Shareholder will be approximately equal to the fair market value of the shares of the Acquired Fund surrendered in exchange therefor;

       (b)Immediately following consummation of the Reorganization, the Acquired Fund Shareholders will own all the shares of the Acquiring Fund (other than a nominal number of shares to be issued to The John Nuveen Company in connection with organization of the Acquiring Fund) and will own such shares solely by reason of their ownership of shares of the Acquired Fund immediately before the Reorganization;

       (c)The shareholders of the Acquired Fund will pay their own expenses, if any, incurred in connection with the Reorganization; and

       (d)No consideration other than the Acquiring Fund Shares will be issued in exchange for the assets of the Acquired Fund and no consideration other than Acquiring Fund Shares will be received by the shareholders of the Acquired Fund in connection with the Reorganization.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF PBHG FUNDS AND THE ACQUIRED FUND

   The obligations of PBHG Funds and the Acquired Fund hereunder shall be subject to the following conditions precedent:

      7.1 This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Trustees of NIT in the manner required by the Declaration of Trust and applicable law, and this Agreement and the transactions contemplated by this Agreement shall have been approved by the Acquired Fund Shareholders in the manner required by the PBHG Fund's Agreement and Declaration of Trust and By-Laws and applicable law.

      7.2 As of the Closing Date, there shall have been no material adverse change in the financial position, assets, or liabilities of the Acquiring Fund since the date of this Agreement. For purposes of this Section 7.2, a decline in the net asset value per share of the Acquiring Fund due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

      7.3 All representations and warranties of NIT and the Acquiring Fund made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.

      7.4 NIT and the Acquiring Fund shall have performed and complied in all material respects with each of their obligations, agreements and covenants required by this Agreement to be performed or complied with by each of them prior to or at the Closing Date.

      7.5 NIT shall have furnished PBHG Funds at the Closing Date with a certificate or certificates of its President (or any Vice President) and/or Treasurer or Assistant Treasurer as of the Closing Date to the effect that the conditions precedent set forth in the Sections 7.2, 7.3, 7.4 and 7.10 hereof have been fulfilled.

      7.6 PBHG Funds shall have received an opinion or opinions of counsel to NIT, in form reasonably satisfactory to PBHG Funds or its counsel, and dated as of the Closing Date, to the effect that: (a) NIT is a business trust validly existing under the laws of the Commonwealth of Massachusetts; (b) the shares of the Acquiring Fund to be delivered to PBHG Funds, as provided for by this Agreement, are duly authorized and upon delivery pursuant to the terms of this Agreement will be validly issued, fully paid and non-assessable by NIT, and to such counsel's knowledge, no shareholder of the Acquiring Fund has any option, warrant or preemptive right to subscription or purchase in respect thereof; (c) this Agreement has been duly authorized, executed and delivered by NIT and represents a valid and binding contract of NIT, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of equity, whether in a proceeding at law or in equity; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-Laws of NIT;
   (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by NIT of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required by state securities laws, rules and regulations; and (f) NIT is registered as a investment company under the 1940 Act and the Acquiring Fund is a separate series thereof and such registration with the SEC under the 1940 Act is in full force and effect. Such opinion: (a) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Form N-14 Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to NIT and the Acquiring Fund with certain of its officers and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to NIT and the Acquiring Fund, the Form N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data or information relating to NIT or the Acquiring Fund contained or incorporated by reference in the Form N-14 Registration Statement; (c) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to PBHG Funds; and (d) shall state that such opinion is solely for the benefit of PBHG Funds and its Board of Trustees and officers.

      7.7 PBHG Funds shall have received a opinion of counsel to PBHG Funds, addressed to the Funds in form reasonably satisfactory to them and substantially to the effect that, on the basis of facts, representations and assumptions referenced in such opinion that are reasonably consistent with the state of facts existing at the Closing Date: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares, and the distribution of said Acquiring Fund Shares to the shareholders of the Acquired Fund, as provided in this Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code; (b) no gain or loss will be recognized by the Acquired Fund as a result of the Reorganization; (c) no gain or loss will be recognized by any Acquired Fund Shareholder on the distribution in complete liquidation of the Acquired Fund of the Acquiring Fund Shares in exchange for the Acquired Fund Shares held by such Acquired Fund Shareholder; (d) the tax basis of the Acquiring Fund Shares to be received by an Acquired Fund Shareholder will be the same as the tax basis of the Acquired Fund Shares surrendered in exchange therefor; (e) the holding period of the Acquiring Fund Shares to be received by an Acquired Fund Shareholder will include the holding period for which such Acquired Fund Shareholder held the Acquired Fund Shares exchanged therefor provided that such Acquired Fund Shares are capital assets in the hands of such Acquired Fund Shareholders--as of the Closing Date. In rendering such opinion, counsel may request and rely upon representations, contained in the certificates of officers of the Acquired Fund and the Acquiring Fund and others, and the Acquiring Fund and the Acquired Fund shall use their best efforts to make available such truthful certificates.

      7.8 The Form N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness shall have been instituted, or to the knowledge of the Funds, contemplated by the SEC.

      7.9 The parties shall have received a memorandum, in form reasonably satisfactory to each of them, prepared by counsel to NIT or another person approved by the parties, containing assurance reasonably satisfactory to them that all authorizations necessary under state securities laws to consummate the transactions contemplated herein have been obtained.

      7.10 No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      7.11  The SEC shall not have issued any unfavorable advisory report under
   Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated by this Agreement under
   Section 25(c) of the 1940 Act.

      7.12 PBHG Funds shall have received from NIT all such documents which PBHG Funds or its counsel may reasonably request.

      7.13 NIT shall have furnished PBHG Funds on the Closing Date with a certificate or certificates of its President (or any Vice President) and/or Treasurer or Assistant Treasurer dated as of said date to the effect that:
   (a) the Acquiring Fund has no plan or intention to reacquire any of the Acquiring Fund Shares to be issued in the Reorganization, except to the extent that the Acquiring Fund is required by the 1940 Act to redeem any of its shares presented for redemption; (b) the Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the assets of the Acquired Fund acquired in the Reorganization, except for dispositions made in the ordinary course of business or dispositions necessary to maintain its status as a "regulated investment company" under the Code; and (c) following the Closing, the Acquiring Fund will continue the historic business of the Acquired Fund or use a significant portion of the Acquired Fund's assets in a business.

      7.14 The Acquiring Fund Transfer Agent shall issue and deliver to PBHG Funds a confirmation statement evidencing the Acquiring Fund Shares to be credited at the Closing Date or provide evidence satisfactory to PBHG Funds that the Acquiring Fund Shares have been credited to the accounts of each of the Acquired Fund Shareholders on the books of the Acquiring Fund.

      7.15 At the Closing Date, the registration statement of NIT with the SEC with respect to the Acquiring Fund will be in full force and effect.

8. CONDITIONS PRECEDENT TO OBLIGATIONS OF NIT AND THE ACQUIRING FUND

   The obligations of NIT and the Acquiring Fund hereunder shall be subject to the following conditions precedent:

      8.1 This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Trustees of PBHG Funds and the Acquired Fund Shareholders, and the termination of the

   Acquired Fund as a series of PBHG Funds shall have been approved by the Board of Trustees of PBHG Funds, in the manner required by the Agreement and Declaration of Trust of PBHG Funds.

      8.2 PBHG Funds shall have furnished NIT with the Statement of Assets and Liabilities of the Acquired Fund, with values determined as provided in
   Section 2 hereof, with their respective dates of acquisition and tax costs, all as of the Closing Date, certified on PBHG Funds' behalf by its Treasurer or Assistant Treasurer. The Statement of Assets and Liabilities shall list all of the securities owned by the Acquired Fund as of the Closing Date and a final statement of assets and liabilities of the Acquired Fund prepared in accordance with GAAP consistently applied.

      8.3 As of the Closing Date, there shall have been no material adverse change in the financial position, assets or liabilities of the Acquired Fund since the dates of the financial statements referred to in Section 4.6 hereof. For purposes of this Section 8.3, a decline in the value of the Acquired Fund Net Assets due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

      8.4 All representations and warranties of PBHG Funds and the Acquired Fund made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.

      8.5 PBHG Funds and the Acquired Fund shall have performed and complied in all material respects with each of their obligations, agreements and covenants required by this Agreement to be performed or complied with by each of them prior to or at the Closing Date.

      8.6 PBHG Funds shall have furnished NIT at the Closing Date with a certificate or certificates of its President and/or Treasurer, dated as of the Closing Date, to the effect that the conditions precedent set forth in Sections 8.1, 8.3, 8.4, 8.5 and 8.13 hereof have been fulfilled.

      8.7 PBHG Funds shall have duly executed and delivered to NIT (a) bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as NIT may deem necessary or desirable to transfer all of the Acquired Fund's right, title and interest in and to the Acquired Fund Net Assets; and (b) all such other documents, including but not limited to, checks, share certificates, if any, and receipts, which NIT may reasonably request. Such assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

      8.8 NIT shall have received an opinion or opinions of counsel to PBHG Funds, in form reasonably satisfactory to NIT and its counsel, and dated as of the Closing Date, to the effect that: (a) PBHG Funds is a business trust validly existing under the laws of the State of Delaware; (b) the shares of the Acquired Fund issued and outstanding at the Closing Date are duly authorized, validly issued, fully paid and non-assessable by PBHG Funds; (c) this Agreement and the Transfer Documents have been duly authorized, executed and delivered by PBHG Funds and represent valid and binding contracts of PBHG Funds, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of equity, whether in a proceeding at law or in equity; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-Laws of PBHG Funds; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by PBHG Funds or the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required under state securities laws, rules, and regulations; and (f) PBHG Funds is registered as an investment company under the 1940 Act and the Acquired Fund is a separate series thereof and such registration with the SEC is in full force and effect. Such opinion: (a) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Form N-14 Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to PBHG Funds and the Acquired Fund with certain officers of PBHG Funds and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement, and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to PBHG Funds and the Acquired Fund, the Form N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data or any information relating to PBHG Funds or the Acquired Fund contained or incorporated by reference in the Form N-14 Registration Statement; (c) may rely upon the opinion of other counsel to the extent set forth in the opinion, provided such other counsel is reasonably acceptable to NIT; and (d) shall state that such opinion is solely for the benefit of NIT and its Board of Trustees and officers.

      8.9 The property and assets to be transferred to the Acquiring Fund under this Agreement shall include no assets which the Acquiring Fund may not properly acquire.

      8.10 The Form N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Funds, contemplated by the SEC.

      8.11 The parties shall have received a memorandum, in form reasonably satisfactory to each of them, prepared by counsel to NIT or another person approved by the parties, containing assurance reasonably satisfactory to them that all authorizations necessary under state securities laws to consummate the transactions contemplated by this Agreement have been obtained.

      8.12 No action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      8.13  The SEC shall not have issued any unfavorable advisory report under
   Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under
   Section 25(c) of the 1940 Act.

      8.14 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends, which, together with all previous dividends, shall have the effect of distributing to the Acquired Fund Shareholders all of the Acquired Fund's net investment company income, if any, for each taxable period or year ending prior to the Closing Date and for the periods from the end of each such taxable period or year to and including the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in each taxable period or year ending prior to the Closing Date and in the periods from the end of each such taxable period or year to and including the Closing Date.

      8.15 PBHG Funds shall have furnished NIT at the Closing Date with a certificate or certificates of its President and/or Treasurer dated as of said date (and upon which counsel to NIT is expressly authorized to rely in rendering opinions as to the matters described in Section 8.9 hereof) to the effect that: (a) immediately following consummation of the Reorganization, the Acquiring Fund will hold (in addition to initial capital of one thousand dollars to be contributed in connection with its organization by The John Nuveen Company) the same net assets that the Acquired Fund held, except for assets distributed to shareholders of the Acquired Fund in the course of its business as a RIC and assets used to pay expenses incurred in connection with the Reorganization; and (b) after the date of this Agreement, assets used to pay (i) expenses of the Reorganization, (ii) all redemptions (other than redemptions at the usual rate and frequency for the Acquired Fund as a series of an open-end investment company), and (iii) all distributions (other than regular, normal distributions), made by the Acquired Fund will, in the aggregate, have, in the aggregate, constituted less than one percent (1%) of the net assets of the Acquired Fund as of such date.

      8.16 DST, in its capacity as transfer agent for the Acquired Fund, shall have furnished to NIT immediately prior to the Closing Date a list of the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of each class of outstanding Acquired Fund Shares owned by each such shareholder as of the close of regular trading on the NYSE on the Closing Date, certified on behalf of the Acquired Fund by PBHG Funds' Treasurer or Assistant Treasurer.

      8.17 At the Closing Date, the registration statement of PBHG Funds with the SEC with respect to the Acquired Fund shall be in full force and effect.

9. FINDER'S FEES AND OTHER EXPENSES

      9.1 Each Fund represents and warrants to the other that there is no person or entity entitled to receive any finder's fees or other similar fees or commission payments in connection with the transactions provided for herein.

      9.2 The Acquired Fund and the Acquiring Fund shall each pay their own expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated.

10.ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Funds agree that neither Fund has made any representation, warranty or covenant not set forth herein or referred to in Sections 4, 5 and 6 hereof, and that this Agreement constitutes the entire agreement between the parties and supersedes any and all prior agreements, arrangements, and undertakings relating to the matters provided for herein.

      10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder for a period of three (3) years following the Closing Date. In the event of a breach by PBHG Funds or the Acquired Fund of any such representation, warranty or covenant, the Acquired Fund, until the time of its liquidation and termination as a series of PBHG Funds, and NWQ Investment Management Company, LLC, ("NWQ"), jointly and severally shall be liable to NIT and the Acquiring Fund for any such breach.

11.TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of the Funds. In addition, either Fund may at its option terminate this Agreement at or prior to the Closing Date because of:

       (a)a material breach by the other Fund of any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or

       (b)a condition precedent to the obligations of either Fund has not been met and which reasonably appears will not or cannot be met.

      11.2 In the event of any such termination, there shall be no liability for damages on the part of either Fund, PBHG Funds or NIT, or their respective Boards of Trustees/Trustees or officers, but all expenses incidental to the preparation and carrying out of this Agreement shall be paid as provided in Section 9.2 hereof.

12.INDEMNIFICATION

      12.1 NIT and the Acquiring Fund shall indemnify, defend and hold harmless the Acquired Fund, PBHG Funds, its Board of Trustees, officers, employees and agents (collectively "Acquired Fund Indemnified Parties") against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquired Fund Indemnified Parties, including amounts paid by any one or more of the Acquired Fund Indemnified Parties in a compromise or settlement of any such claim, action, suit or proceeding, or threatened third party claim, suit, action or proceeding made with the consent of NIT and the Acquiring Fund, arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC, or any application prepared by NIT and the Acquiring Fund with any state regulatory agency in connection with the transactions contemplated by this Agreement under the securities laws thereof ("Application"); or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that NIT and the Acquiring Fund shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about NIT and/or the Acquiring Fund or the transactions contemplated by this Agreement made in the Form N-14 Registration Statement or any Application.

      12.2 PBHG Funds on behalf of the Acquired Fund, until the time of its liquidation, and NWQ, on a joint and several basis shall indemnify, defend, and hold harmless the Acquiring Fund, NIT, its Board of Trustees, officers, employees and agents ("Acquiring Fund Indemnified Parties") against all losses, claims, demands, liabilities, and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, whether or not resulting in any liability to such Acquiring Fund Indemnified Parties, including amounts paid by any one or more of the Acquiring Fund Indemnified Parties in a compromise or settlement of any such claim, suit, action or proceeding made with the consent of NWQ and PBHG Funds on behalf of the Acquired Fund (if the Acquired Fund still exists), arising from any untrue statement or alleged untrue statement of a material fact contained in the Form N-14 Registration Statement, as filed and in effect with the SEC or any Application; or which arises out of or is based upon any omission or alleged omission to state therein a material fact required to be stated therein and necessary to make the statements therein not misleading; provided, however, that PBHG Funds and the Acquired Fund and NWQ shall only be liable in such case to the extent that any such loss, claim, demand, liability or expense arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission about PBHG Funds and/or the Acquired Fund or about the transactions contemplated by this Agreement made in the Form N-14 Registration Statement or any Application.

      12.3 A party seeking indemnification hereunder is hereinafter called the "indemnified party" and the party from whom the indemnified party is seeking indemnification hereunder is hereinafter called the "indemnifying party." Each indemnified party shall notify the indemnifying party in writing within ten (10) days of the receipt by one or more of the indemnified parties of any notice of legal process of any suit brought against or claim made against such indemnified party as to any matters covered by this Section 12, but the failure to notify the indemnifying party shall not relieve the indemnifying party from any liability which it may have to any indemnified party otherwise than under this Section 12. The indemnifying party shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this Section 12, or, if it so elects, to assume at its own expense the defense thereof with counsel satisfactory to the indemnified parties; provided, however, if the defendants in any such action include both the indemnifying party and any indemnified party and the indemnified party shall have reasonably concluded that there may be legal defenses available to it which are different from or additional to those available to the indemnifying party, the indemnified party shall have the right to select separate counsel to assume such legal defense and to otherwise participate in the defense of such action on behalf of such indemnified party.

   Upon receipt of notice from the indemnifying party to the indemnified parties of the election by the indemnifying party to assume the defense of such action, the indemnifying party shall not be liable to such indemnified parties under this Section 12 for any legal or other expenses subsequently incurred by such indemnified parties in connection with the defense thereof unless (i) the indemnified parties shall have employed such counsel in connection with the assumption of legal defenses in accordance with the provision of the immediately preceding sentence (it being understood, however, that the indemnifying party shall not be liable for the expenses of more than one separate counsel); (ii) the indemnifying party does not employ counsel reasonably satisfactory to the indemnified parties to represent the indemnified parties within a reasonable time after notice of commencement of the action; or (iii) the indemnifying party has authorized the employment of counsel for the indemnified parties at its expense.

      12.4 This Section 12 shall survive the termination of this Agreement and for a period of three (3) years following the Closing Date.

13.LIABILITY OF NIT AND PBHG FUNDS

      13.1 Each party acknowledges and agrees that all obligations of NIT under this Agreement are binding only with respect to the Acquiring Fund; that any liability of NIT under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; and that no other series of NIT shall be liable with respect to this Agreement or in connection with the transactions contemplated herein.

      13.2 Each party acknowledges and agrees that all obligations of PBHG Funds under this Agreement are binding only with respect to the Acquired Fund; that any liability of PBHG Funds under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and that no other series of PBHG Funds shall be liable with respect to this Agreement or in connection with the transactions contemplated herein.

14.AMENDMENTS

   This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of NIT and PBHG Funds; provided, however, that following the Special Meeting of Acquired Fund Shareholders called by the Board of Trustees of PBHG Funds pursuant to
Section 6.2 hereof, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval, provided that nothing contained in this Section 14 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date or any other provision of this Agreement (to the fullest extent permitted by law).

15.NOTICES

   Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice or communication at the following address or such other address as may hereafter be furnished in writing by notice similarly given by one party to the other.

If to the Acquired Fund:

PBHG Funds, Inc.
c/o Pilgrim Baxter & Associates, Ltd.
1400 Liberty Ridge Drive
Wayne, PA 19087-5593
Attention: John M. Zerr, Esq.

with copies to:

William H. Rheiner
Ballard Spahr Andrews & Ingersoll
1735 Market Street, 51/st/ Floor
Philadelphia, PA 19103-7599

If to the Acquiring Fund:

Nuveen (Insert correct name)
(Insert Address Here)
Attention: (Insert Name Here), Esq.
with copies to:

(Name)
(Attorney address)

16.FAILURE TO ENFORCE

   The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof as the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

17.HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

      17.1 The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      17.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      17.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

      17.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      17.5 It is expressly understood and agreed that the obligations of PBHG Funds and NIT under this Agreement, including but not limited to any liability as a result of the breach of any of their respective representations and warranties, are not binding on their respective Boards of Trustees/Trustees, shareholders, nominees, officers, agents, or employees individually, but bind only the respective assets of the Acquiring Fund and the Acquired Fund.

   IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President and its seal to be affixed thereto and attested by its Secretary.

ATTEST:                                   PBHG FUNDS, ON BEHALF OF PBHGSPECIAL
                                          EQUITY FUND

By:              JOHN M. ZERR             By:            GARY L. PILGRIM
    ----------------------------------        ----------------------------------
              John M. Zerr,                            Gary L. Pilgrim
                Secretary                                 President

ATTEST:                                   NUVEEN INVESTMENT TRUST, ON BEHALF
                                          OFNUVEEN NWQ MULTI-CAP VALUE FUND

By:          GIFFORD R. ZIMMERMAN         By:        TIMOTHY R. SCHWERTFEGER
    ----------------------------------        ----------------------------------
          Gifford R. Zimmerman,                    Timothy R. Schwertfeger,
                Secretary                          Chief Executive Officer

   NWQ Investment Management Company, LLC, hereby joins in this Agreement with respect to and agrees to the matters described in Sections 10.2 and 12.

ATTEST:                                   NWQ INVESTMENT MANAGEMENTCOMPANY, LLC

By:             /s/  NAME                 By:             /s/  NAME
    ----------------------------------        ----------------------------------
                  Name:                                     Name:
                  Title:                                    Title:

                                  Appendix II

                                   [TO COME]

                        NUVEEN NWQ MULTI-CAP VALUE FUND
                                a Portfolio of
                            NUVEEN INVESTMENT TRUST
                              333 West Wacker Dr.
                            Chicago, Illinois 60606
                           Telephone: (312) 917-7700

                      STATEMENT OF ADDITIONAL INFORMATION

Special Meeting of Shareholders of NWQ Special Equity Fund, a portfolio of PBHG
                                     Funds

   This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated
October       , 2002 of Nuveen Investment Trust (the "Trust") for use in
connection with the Special Meeting of Shareholders (the "Special Meeting") of PBHG Special Equity Fund, to be held on December 5, 2002. At the Special Meeting shareholders of PBHG Special Equity Fund will be asked to approve a new investment sub-advisory agreement and the combination of PBHG Special Equity Fund with an investment portfolio of the Trust (the "Reorganization") as described in the Combined Proxy Statement and Prospectus. Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing the Trust at the address shown above or by calling 1-800-742-8860.

   Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

   A Statement of Additional Information for the Trust dated       , 2002 has
been filed with the Securities and Exchange Commission and is attached hereto as Appendix I which is incorporated herein by this reference. Financial statements of PBHG Special Equity Fund for its most recent fiscal year are attached hereto as Appendix II and are incorporated herein by this reference.

   The date of this Statement of Additional Information is October       , 2002.

                               TABLE OF CONTENTS

FUND HISTORY................................................................................... 2
DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.......................................... 2
MANAGEMENT OF THE FUND......................................................................... 2
INVESTMENT ADVISORY AND OTHER SERVICES......................................................... 2
BROKERAGE ALLOCATION AND OTHER PRACTICES....................................................... 2
CAPITAL STOCK AND OTHER SECURITIES............................................................. 2
PURCHASE, REDEMPTION AND PRICING OF SHARES..................................................... 2
TAXATION OF THE FUND........................................................................... 2
UNDERWRITERS................................................................................... 3
CALCULATION OF PERFORMANCE DATA................................................................ 3
FINANCIAL STATEMENTS........................................................................... 3

Appendix I--Nuveen Investment Trust Statement of Additional Information dated July      , 2002.

Appendix II--PBHG Special Equity Fund Financial Statements dated March 31, 2002.

                                 FUND HISTORY

   This Statement of Additional Information relates to Nuveen Investment Trust, a Massachusetts business trust (the "Trust"), and Nuveen NWQ Multi-Cap Value Fund (the "Fund"), an investment portfolio of the Trust. The Trust is registered as an open-end management investment company under the Investment Company Act of

1940, as amended (the "1940 Act"). The Fund is a separate portfolio of shares of beneficial interest of the Trust. For further information concerning the Trust and the Fund in general see the headings "General Information" and "General Trust Information" in the Statement of Additional Information attached hereto as Appendix I.

             DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

   For a discussion of the Fund's investment objectives and techniques and related investment policies, see heading "Investment Policies and Techniques" in the Trust's Statement of Additional Information attached hereto as Appendix
I. For a discussion of the fundamental and nonfundamental investment policies of the Fund adopted by the Trust's Board of Trustees, see heading "Investment Policies and Restrictions" in the Trust's Statement of Additional Information attached hereto as Appendix I.

                            MANAGEMENT OF THE FUND

   For a disclosure of the names and a brief occupational biography of each of the Trust's trustees and officers, identifying those who are interested persons of the Fund, see heading "Management" in the Trust's Statement of Additional Information attached hereto as Appendix I.

                    INVESTMENT ADVISORY AND OTHER SERVICES

   For a discussion of the Fund's advisory and management-related services agreements and plans of distribution, see headings "Fund Manager and Sub-Adviser" and "Distribution and Service Plans," in the Trust's Statement of Additional Information attached hereto as Appendix I.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

   For a discussion of the Trust's brokerage policy, see heading "Portfolio Transactions" in the Trust's Statement of Additional Information attached hereto as Appendix I.

                      CAPITAL STOCK AND OTHER SECURITIES

   For a discussion of the Trust's authorized securities and the characteristics of the Trust's shares of beneficial interest, see headings "General Trust Information" and "Additional Information on the Purchase and Redemption of Fund Shares and Shareholder Programs" in the Trust's Statement of Additional Information attached hereto as Appendix I.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

   For a description of the purchase and redemption procedures for the Trust's shares and a discussion of the Trust's valuation and pricing procedures, see headings "Additional Information on the Purchase and Redemption of Fund Shares and Shareholder Programs" and "Net Asset Value" in the Trust's Statement of Additional Information attached hereto as Appendix I.

                             TAXATION OF THE FUND

   For a discussion of any tax information relating to ownership of the Fund's shares, see heading "Tax Matters" in the Trust's Statement of Additional Information attached hereto as Appendix I.

                                 UNDERWRITERS

   For a discussion of the Trust's underwriters, see heading "Distribution and Service Plans" in the Trust's Statement of Additional Information attached hereto as Appendix I.

                        CALCULATION OF PERFORMANCE DATA

   For a description and quotation of certain performance data used by the Trust, see heading "Performance Information" in the Trust's Statement of Additional Information attached hereto as Appendix I.

                             FINANCIAL STATEMENTS

   Financial information is not presented for the Fund, as the Fund currently has no material assets and will not commence a public offering of its shares until the Reorganization has been consummated

   Audited financial statements for the PBHG Special Equity Fund for its most recent fiscal year, and the report thereon by PriceWaterhouseCoopers LLP, independent auditors, are attached hereto as Appendix II and are incorporated by reference herein.

   Pro forma financial statements are not presented as the PBHG Special Equity Fund is being combined with the newly created Fund which does not have material assets or liabilities.

                                  Appendix I
                                   [To Come]

                                  Appendix II
                                   [To Come]

                    EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                    PLEASE SIGN, DATE AND RETURN YOUR PROXY
                                    TODAY!

                 Please detach at perforation before mailing.
--------------------------------------------------------------------------------

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE TRUSTEES RECOMMEND VOTING FOR THE PROPOSALS. TO VOTE, FILL IN BOX COMPLETELY.

                                                              FOR AGAINST ABSTAIN

1.To approve a new investment sub-advisory agreement among    [_]   [_]     [_]
  PBHG Funds, acting on behalf of PBHG Special Equity Fund,
  Pilgrim Baxter & Associates, Ltd. and NWQ Investment
  Management Company, LLC.

2.To approve a Plan of Reorganization providing for the       [_]   [_]     [_]
  combination of PBHG Special Equity Fund with Nuveen Mid-
  Cap Value Fund.

3.IN THE DISCRETION OF SUCH PROXIES, UPON SUCH
  OTHER BUSINESS AS MAY PROPERLY COME BEFORE
  THE MEETING OR ANY ADJOURNMENT THEREOF

                    EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

                    PLEASE SIGN, DATE AND RETURN YOUR PROXY
                                    TODAY!

                 Please detach at perforation before mailing.
--------------------------------------------------------------------------------

                  PROXY SOLICITED BY THE BOARD OF TRUSTEES OF
                                  PBHG FUNDS,

                 PROXY FOR SPECIAL MEETING OF SHAREHOLDERS OF
                           PBHG SPECIAL EQUITY FUND
                               DECEMBER 5, 2002

The undersigned hereby appoints Robert E. Putney, III and Stephen F. Panner, and each of them separately, proxies with the power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Special Meeting of Shareholders of PBHG Special Equity Fund, a portfolio of PBHG Funds, to be held on December 5, 2002 at 10:00 a.m. Eastern time, and at any adjournment thereof, all of the shares of PBHG Special Equity Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED FOR THE APPROVAL OF THE PROPOSAL.

                                          NOTE:  PLEASE SIGN EXACTLY AS YOUR
                                          NAME APPEARS ON THIS PROXY CARD. All
                                          joint owners should sign. When
                                          signing as executor, administrator,
                                          attorney, trustee or guardian or as
                                          custodian for a minor, please give
                                          full title as such. If a corporation,
                                          please sign in full corporate name
                                          and indicate the signer's office. If
                                          a partner, sign in the partnership
                                          name.

                                         --------------------------------------
                                          Signature

                                         --------------------------------------
                                          Signature (if held jointly)

                                           Dated
                                             ----------------------------------

                           PART C--OTHER INFORMATION

Item 15: Indemnification

   Section 4 of Article XII of Registrant's Declaration of Trust provides as follows:

      Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

   No indemnification shall be provided hereunder to a Covered Person:

      (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

      (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

      (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

          (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

          (ii) by written opinion of independent legal counsel.

   The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

   Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

      (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

      (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

   As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

   As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                               -----------------

   The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $50,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16: Exhibits:

(1)(a). Declaration of Trust of Registrant.(1)

(1)(b). Certificate for the Establishment and Designation of Series and Classes for the Nuveen Growth and
        Income Stock Fund, the Nuveen Balanced Stock and Bond Fund, and Nuveen Balanced Municipal and
        Stock Fund, dated June 20, 1996.(3)

(1)(c). Certificate for the Establishment and Designation of Series for the Nuveen European Value Fund,
        dated May 27, 1998.(10)

(1)(d). Certificate for the Establishment and Designation of Series of the Nuveen NWQ Multi-Cap Value
        Fund, dated           , 2002.(19)

(2)(a). By-Laws of Registrant.(1)

(2)(b). Amendment to By-Laws of Registrant.(15)

(3).    Not Applicable.

(4).    Agreement and Plan of Reorganization dated August 1, 2002 (Included as Appendix I to the combined
        Proxy Statement and Prospectus).

(5).    Specimen certificate of Shares of each Fund.(3)

(6)(a). Management Agreement between Registrant and Nuveen Institutional Advisory Corp.(6)

(6)(b). Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and Institutional Capital
        Corporation.(6)

(6)(c). Form of Amended Schedule A to Management Agreement between Registrant and Nuveen
        Institutional Advisory Corp.(10)

(6)(d).  Form of Amended Schedule A to Sub-Advisory Agreement between Nuveen Institutional Advisory
         Corp. and Institutional Capital Corporation.(10)

(6)(e).  Form of Amended Schedule B to Management Agreement between Registrant and Nuveen
         Institutional Advisory Corp.(10)

(6)(f).  Form of Addendum to Investment Sub-Advisory Agreement between Nuveen Institutional Advisory
         Corp. and Institutional Capital Corporation.(10)

(6)(g).  Renewal of Investment Management Agreement dated June 1, 2001.(18)

(6)(h).  Sub-Advisory Agreement between Nuveen Institutional Advisory Corp. and NWQ Investment
         Management Company, LLC.(19)

(7)(a).  Distribution Agreement between Registrant and John Nuveen & Co. Incorporated dated August 1,
         1998.(11)

(7)(b).  Dealer Management Agreement dated October 22, 1996.(4)

(7)(c).  Renewal of Distribution Agreement dated July 31, 2001.(18)

(8).     Not applicable.

(9)(a).  Custodian Agreement between Registrant and The Chase Manhattan Bank.(7)

(9)(b).  Global Custody Agreement between Registrant and The Chase Manhattan Bank dated July 21,
         1998.(13)

(9)(c).  Form of Subscription Agency Agreement between Registrant and The Chase Manhattan Bank.(4)

(10)(a). Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares, Class B Shares and
         Class C Shares of each Fund.(3)

(10)(b). Amendment to Plan of Distribution and Service Pursuant to Rule 12b-1.(11)

(10)(c). Multi-Class Plan.(4)

(11)(a). Opinion and consent of Chapman and Cutler, dated ________.(19)

(11)(b). Opinion and consent of Bingham, Dana & Gould, dated ________.(3)

(12).    Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, dated ________.(19)

(13).    Transfer Agency Agreement between Registrant and Chase Global Funds Services Company.(11)

(14).    Consent of Independent Public Accountants.(19)

(15).    Not applicable.

(16).    Powers of Attorney for Messrs. Schwertfeger, Evans, Leafstrand, Bacon, Kissick, and Ms.
         Wellington.(20)

(17).    Not Applicable.

--------
(1) Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.
(2) Incorporated by reference to the pre-effective amendment no. 1 filed on Form N-1A for Registrant.
(3) Incorporated by reference to the pre-effective amendment no. 2 filed on Form N-1A for Registrant.
(4) Incorporated by reference to the post-effective amendment no. 1 filed on Form N-1A for Registrant.
(5) Incorporated by reference to the post-effective amendment no. 2 filed on Form N-1A for Registrant.
(6) Incorporated by reference to the post-effective amendment no. 3 filed on Form N-1A for Registrant.

(7) Incorporated by reference to the post-effective amendment no. 4 filed on Form N-1A for Registrant.
(8) Incorporated by reference to the post-effective amendment no. 5 filed on Form N-1A for Registrant.
(9) Incorporated by reference to the post-effective amendment no. 6 filed on Form N-1A for Registrant.
(10)Incorporated by reference to the post-effective amendment no. 12 filed on Form N-1A for Registrant.
(11)Incorporated by reference to the post-effective amendment no. 13 filed on Form N-1A for Registrant.
(12)Incorporated by reference to the post-effective amendment no. 14 filed on Form N-1A for Registrant.
(13)Incorporated by reference to the post-effective amendment no. 15 filed on Form N-1A for Registrant.
(14)Incorporated by reference to the post-effective amendment no. 16 filed on Form N-1A for Registrant.
(15)Incorporated by reference to the post-effective amendment no. 17 filed on Form N-1A for Registrant.
(16)Incorporated by reference to the post-effective amendment no. 18 filed on Form N-1A for Registrant.
(17)Incorporated by reference to the post-effective amendment no. 19 filed on Form N-1A for Registrant.
(18)Incorporated by reference to the post-effective amendment no. 20 filed on Form N-1A for Registrant.
(19)To be filed by amendment.
(20)Filed herewith.

Item 17: Undertakings

   (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant in the City of Chicago, and State of Illinois, on the 30th day of August, 2002.

                                        NUVEEN INVESTMENT TRUST

                                            /S/  GIFFORD R. ZIMMERMAN
                                        _______________________________________
                                                 Gifford R. Zimmerman
                                                    Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

          Signature                     Title                          Date
          ---------                     -----          -               ----

     /S/  STEPHEN D. FOY       Vice President and                 August 30, 2002
  -------------------------      Controller (Principal
       Stephen D. Foy            Financial and
                                 Accounting Officer)
   Timothy R. Schwertfeger     Chairman,               )       /S/  GIFFORD R. ZIMMERMAN
                                 President and Trustee )   By___________________________
                                                       )          Gifford R. Zimmerman
    Thomas E. Leafstrand       Trustee                 )            Attorney-in-Fact
                                                       )
                                                       )
                                                       )
                                                       )
                                                       )
                                                       )
                                                       )
                                                       )
                                                       )
       James E. Bacon          Trustee                 )
                                                       )
        Jack B. Evans          Trustee                 )
                                                       )
     William L. Kissick        Trustee                 )
                                                       )
    Sheila W. Wellington       Trustee                 )

An original power of attorney authorizing, among others, Jessica R. Droeger, Larry W. Martin and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and are being filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX

 Exhibit                                                                                      Sequential
Number                                         Exhibit                                       Numbered Page
--------                                       -------                                       -------------
  (16)   Powers of Attorney for Messrs. Schwertfeger, Evans, Leafstrand, Bacon, Kissick, and       1
         Ms. Wellington.